File No. 33-50213
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

     Pre-Effective Amendment No.                                       [  ]

     Post-Effective Amendment No. 3                                    [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

     Amendment No.                                                     [X]


                       (Check appropriate box or boxes.)

                  DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
              (Exact Name of Registrant as Specified in Charter)


           c/o The Dreyfus Corporation
           200 Park Avenue, New York, New York          10166
           (Address of Principal Executive Offices)     (Zip Code)


     Registrant's Telephone Number, including Area Code: (212) 922-6000

                          Daniel C. Maclean III, Esq.
                                200 Park Avenue
                           New York, New York 10166
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

           immediately upon filing pursuant to paragraph (b)
     ----

           on November 1, 1995 pursuant to paragraph (b)
     ----

           60 days after filing pursuant to paragraph (a)(i)
     ----
           on     (date)      pursuant to paragraph (a)(i)
     ----
           75 days after filing pursuant to paragraph (a)(ii)
     ----
           on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----

If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----

     Registrant has registered an indefinite number of shares of its beneficial interest under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended June 30, 1995 was filed on August 18, 1995.


                  DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
                 Cross-Reference Sheet Pursuant to Rule 495(a)


Items in
Part A of
Form N-1A      Caption                                       Page
_________      _______                                       ____

   1           Cover Page                                     Cover

   2           Synopsis                                       3


   3           Condensed Financial Information                4


   4           General Description of Registrant              5


   5           Management of the Fund                         11


   5(a)        Management's Discussion of Fund's Performance  *


   6           Capital Stock and Other Securities             21


   7           Purchase of Securities Being Offered           12


   8           Redemption or Repurchase                       17


   9           Pending Legal Proceedings                      *


Items in
Part B of
Form N-1A
---------

   10          Cover Page                                     Cover


   11          Table of Contents                              Cover


   12          General Information and History                B-23


   13          Investment Objectives and Policies             B-2


   14          Management of the Fund                         B-8


   15          Control Persons and Principal                  B-8
               Holders of Securities


   16          Investment Advisory and Other                  B-12
               Services

_____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.


                  DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
           Cross-Reference Sheet Pursuant to Rule 495(a) (continued)


Items in
Part B of
Form N-1A      Caption                                        Page
_________      _______                                        _____

   17          Brokerage Allocation                           B-23


   18          Capital Stock and Other Securities             B-23


   19          Purchase, Redemption and Pricing               B-15, B-16,
               of Securities Being Offered                    B-21


   20          Tax Status                                     *


   21          Underwriters                                   B-15


   22          Calculations of Performance Data               B-22


   23          Financial Statements                           B-34


Items in
Part C of
Form N-1A
_________

   24          Financial Statements and Exhibits              C-1


   25          Persons Controlled by or Under                 C-3
               Common Control with Registrant


   26          Number of Holders of Securities                C-3


   27          Indemnification                                C-3


   28          Business and Other Connections of              C-4
               Investment Adviser


   29          Principal Underwriters                         C-11


   30          Location of Accounts and Records               C-14


   31          Management Services                            C-14


   32          Undertakings                                   C-14


_____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.



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PROSPECTUS                                                 NOVEMBER 1, 1995
                 DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------
    DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND (THE "FUND") IS AN OPEN-END, NON-DIVERSIFIED, MANAGEMENT INVESTMENT COMPANY, KNOWN AS A MONEY MARKET MUTUAL FUND. ITS GOAL IS TO PROVIDE YOU WITH AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.
    YOU CAN INVEST, REINVEST OR REDEEM SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY.
    THE FUND PROVIDES FREE REDEMPTION CHECKS, WHICH YOU CAN USE IN AMOUNTS OF $500 OR MORE FOR CASH OR TO PAY BILLS. YOU CONTINUE TO EARN INCOME ON THE AMOUNT OF THE CHECK UNTIL IT CLEARS. YOU CAN PURCHASE OR REDEEM SHARES BY TELEPHONE USING DREYFUS TELETRANSFER.
    THE DREYFUS CORPORATION PROFESSIONALLY MANAGES THE FUND'S PORTFOLIO.
    AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
    THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE FUND THAT YOU SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

    THE STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 1, 1995, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. FOR A FREE COPY, WRITE TO THE FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-645-6561. WHEN TELEPHONING, ASK FOR OPERATOR 144.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.
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                             TABLE OF CONTENTS
                                                                  PAGE

       ANNUAL FUND OPERATING EXPENSES....................            3
       CONDENSED FINANCIAL INFORMATION...................            3
       YIELD INFORMATION.................................            4
       DESCRIPTION OF THE FUND...........................            5
       MANAGEMENT OF THE FUND............................            11
       HOW TO BUY FUND SHARES............................            12
       SHAREHOLDER SERVICES..............................            14
       HOW TO REDEEM FUND SHARES.........................            17
       SHAREHOLDER SERVICES PLAN.........................            19
       DIVIDENDS, DISTRIBUTIONS AND TAXES................            19
       GENERAL INFORMATION...............................            21

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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    This Page Intentionally Left Blank
      Page 2

                                        ANNUAL FUND OPERATING EXPENSES
                                (as a percentage of average daily net assets)
    Management Fees  (after fee waiver)..........................................................          .33%
    Other Expenses...............................................................................          .17%
    Total Fund Operating Expenses (after fee waiver).............................................          .50%


EXAMPLE:                                                   1 YEAR      3 YEARS        5YEARS        10 YEARS
    You  would pay the following
    expenses on a $1,000 investment, assuming
    (1) 5% annual return and (2) redemption at
    the end of each time period:                            $5         $16            $28            $63

--------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
--------------------------------------------------------------------------

        The purpose of the foregoing table is to assist you in understanding the costs and expenses borne by the Fund, the payment of which will reduce investors' annual return. The information in the foregoing table has been restated to reflect an undertaking by The Dreyfus Corporation that if, in any fiscal year until June 30, 1996, Fund expenses, including the Management fee, exceed .50% of the value of the Fund's average net assets for such fiscal year, The Dreyfus Corporation will bear or reimbuse the Fund such excess expense. The expenses noted above, without reimbursement, would have been:
Management Fees .50% and total Fund Operating Expense .67%. The information in the foregoing table does not reflect any other expense reimbursement arrangements that may be in effect. You can purchase Fund shares without charge directly from the Fund's distributor; you may be charged a nominal fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution. See "Management of the Fund" and "Shareholder Services Plan."

           Page 3
                 CONDENSED FINANCIAL INFORMATION
        The information in the following table has been audited by Ernst & Young LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Additional Information. Further financial data and related notes are included in the Statement of Additional Information, available upon request.
                        FINANCIAL HIGHLIGHTS

        Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.


                                                                                          YEAR ENDED JUNE 30,
                                                                                         ----------------------
                                                                                           1994(1)       1995
PERSHARE DATA:
  Net asset value, beginning of year...............................                        $1.0000     $1.0000
                                                                                           -------     -------
  INVESTMENT OPERATIONS:
  Investment income_net ..........................................                          .0173        .0345
  Net realized (loss) on investments...............................                          --         (.0002)
                                                                                           -------     -------
  TOTAL FROM INVESTMENT OPERATIONS.................................                          .0173       .0343
                                                                                           -------     -------
  DISTRIBUTIONS;
  Dividends from investment income-net.............................                          (.0173)    (.0345)
                                                                                           -------     -------
  Net asset value, end of year.....................................                         $1.0000     $.9998
                                                                                            ========     ======
TOTAL INVESTMENT RETURN............................................                          2.50%(2)     3.50%
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets .........................                          --            .21%
  Ratio of net investment income to average net assets ............                          2.55%(2)     3.50%
  Decrease reflected in above expense ratios due to
  undertakings by The Dreyfus Corporation..........................                          .79%(2)      .46%
  Net Assets, end of year (000's omitted)..........................                      $104,182     $165,570
(1) From October 20, 1993 (commencement of operations) to June 30, 1994.
(2) Not annualized.

                             YIELD INFORMATION
        From time to time, the Fund will advertise its yield and effective yield. Both yield figures will be based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield of the Fund will refer to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Fund's yield and effective yield may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Fund."
        Tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to a stated yield or effective yield calculated as described above.
        Yield information is useful in reviewing the Fund's performance, but because yields will fluctuate, such information under certain conditions may not provide a basis for comparison with domestic bank
        Page 4
deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.

        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, N. Palm Beach, Fla. 33408, IBC/Donoghue's Money Fund ReportRegistration Mark, Morningstar, Inc. and other industry publications.

                           DESCRIPTION OF THE FUND

INVESTMENT OBJECTIVE _ The Fund's goal is to provide you with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. To accomplish this goal, the Fund invests primarily in the debt securities of the State of Florida, its political subdivisions, authorities and corporations, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax (collectively, "Florida Municipal Obligations"). To the extent acceptable Florida Municipal Obligations are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other debt securities the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. The Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved. Securities in which the Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

MUNICIPAL OBLIGATIONS _ Debt securities the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Obligations") generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest.

MANAGEMENT POLICIES _ It is a fundamental policy of the Fund that it will invest at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Under normal circumstances, at least 65% of the value of the Fund's net assets will be invested in Florida Municipal Obligations and the remainder may be invested in securities that are not Florida Municipal Obligations. The Fund will seek to invest in securities which enable the Fund's shares to be exempt from the Florida intangible personal property tax. See "Risk Factors_Investing in Florida Municipal Obligations" below, and "Dividends, Distributions and Taxes."

          Page 5
        The Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, certain requirements of which are summarized as follows. In accordance with Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated only by one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees. The nationally recognized statistical rating organizations currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch") and their rating criteria are described in Appendix B to the Fund's Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Fund's Statement of Additional Information. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
        The Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Fund may be subject to greater risk as compared to a fund that does not follow this practice.

        From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company may be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if The Dreyfus Corporation determines that their purchase is consistent with the Fund's investment objective. See "Risk Factors _ Other Investment Considerations" below.


        The Fund also may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax exempt status of these obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly,
         Page 6
where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations. The Dreyfus Corporation, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the Fund's portfolio.


        The Fund may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which otherwise is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Trustees has determined meets the prescribed quality standards for banks set forth below, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.


        The Fund may purchase tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Dreyfus Corporation, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons.

        The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment therefore is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors.
        Page 7

        The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.


        From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When the Fund has adopted a temporary defensive position including when acceptable Florida Municipal Obligations are unavailable for investment by the Fund, in excess of 35% of the Fund's net assets may be invested in Taxable Investments. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments. Taxable Investments are more fully described in the Statement of Additional Information to which reference hereby is made.

CERTAIN FUNDAMENTAL POLICIES _ The Fund may (i) borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed
5% of the Fund's total assets, the Fund will not make any additional investments; and (ii) invest up to 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in Municipal Obligations and, for temporary defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This paragraph describes fundamental policies that cannot be changed without approval by the holders of a majority (as defined in the Investment Company
Act of 1940) of the Fund's outstanding voting shares. See "Investment Objective and Management Policies_Investment Restrictions" in the Statement of Additional Information.



RISK FACTORS _ INVESTING IN FLORIDA MUNICIPAL OBLIGATIONS _ You should consider carefully the special risks inherent in the Fund's investment in Florida Municipal Obligations. The Florida Constitution and Statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each fiscal year. Florida's Constitution permits issuance of Florida Municipal Obligations pledging the full faith and credit of the State, with a
        Page 8
vote of the electors, to finance or refinance fixed capital outlay projects authorized by the Legislature provided that the outstanding principal does not exceed 50% of the total tax revenues of the State for the two preceding years. Florida's Constitution also provides that the Legislature shall appropriate monies sufficient to pay debt service on State bonds pledging the full faith and credit of the State as the same becomes due. All State tax revenues, other than trust funds dedicated by Florida's Constitution for other purposes, would be available for such an appropriation, if required. Revenue bonds may be issued by the State or its agencies without a vote of Florida's electors only to finance or refinance the cost of State fixed capital outlay projects which may be payable solely from funds derived directly from sources other than State tax revenues. Estimated fiscal year 1994-95 General Revenue and Working Capital and Budget Stabilization funds available total $14.683 billion, a 6.1% increase over 1993-94, resulting in unencumbered reserves of approximately $352.1 million at the end of fiscal 1994-95. General Revenue and Working Capital and Budget Stabilization funds available for fiscal 1995-96 are estimated to total $15.148 billion, a 3.2% increase over 1994-95, resulting in unencumbered reserves of approximately $347.1 million at the end of fiscal 1995-96. The massive effort to rebuild and replace destroyed or damaged property in South Florida after Hurricane Andrew is considered to be responsible for the positive revenue outlook. You should obtain and review a copy of the Statement of Additional Information which more fully sets forth these and other risk factors.

OTHER INVESTMENT CONSIDERATIONS _ Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.
        New issues of Municipal Obligations usually are offered on a when-issued basis, which means that delivery and payment for such Municipal Obligations ordinarily take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the Municipal Obligations are fixed at the time the Fund enters into the commitment. The Fund will make commitments to purchase such Municipal Obligations only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable, although any gain realized on such sale would be taxable. The Fund will not accrue income in respect of a when-issued security prior to its stated delivery date. No additional when-issued commitments will be made if more than 20% of the value of the Fund's net assets would be so committed.
        Municipal Obligations purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Municipal Obligations purchased on a when-issued basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing Municipal Obligations on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of cash, cash equivalents or U.S. Government securities or other high quality liquid debt securities at least equal at all times to the amount of the when-issued commitments will be established and maintained at the Fund's custodian bank. Purchasing Municipal Obligations on a when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.
        Page 9
        Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce the available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.
        Certain municipal lease/purchase obligations in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.
        The Fund's classification as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940. A "diversified" investment company is required by the Investment
Company Act of 1940 generally to invest, with respect to 75% of its total assets, not more than 5% of such assets in the securities of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which requires that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, the Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.
        Investment decisions for the Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. However, if such other investment companies are prepared to invest in, or desire to dispose of, Municipal Obligations or Taxable Investments at the same time as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.
        Page 10
                          MANAGEMENT OF THE FUND

        The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as the Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1995, The Dreyfus Corporation managed or administered approximately $78 billion in assets for more than 1.8 million investor accounts nationwide.

        The Dreyfus Corporation supervises and assists in the overall management of the Fund's affairs under a Management Agreement with the Fund, subject to the overall authority of the Fund's Board of Trustees in accordance with Massachusetts law.

        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCOCredit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $203 billion in assets as of June 30, 1995, including approximately $73 billion in proprietary mutual fund assets. As of June 30, 1995, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $707 billion in assets including approximately $71 billion in mutual fund assets.


        Under the terms of the Management Agreement, the Fund has agreed to pay The Dreyfus Corporation a monthly fee at the annual rate of .50 of 1% of the value of the Fund's average daily net assets. From time to time, The Dreyfus Corporation may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund, which would have the effect of lowering the overall expense ratio of the Fund and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not pay The Dreyfus Corporation at a later time for any amounts it may waive, nor will the Fund reimburse The Dreyfus Corporation for any amounts it may assume. For the fiscal year ended June 30, 1995, the Fund paid The Dreyfus Corporation a monthly management fee at the effective annual rate of .04 of 1% of the value of the Fund's average daily net assets pursuant to an undertaking by The Dreyfus Corporation.

        The Dreyfus Corporation may pay the Fund's distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The Fund's distributor may use part or all of such payments to pay securities dealers or others in respect of these services.



        The Fund's distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at One Exchange Place, Boston, Massachusetts 02109. The Distributor's ultimate parent company is Boston Institutional Group, Inc.

        The Shareholder Services Group, Inc., a subsidiary of First Data Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is the Fund's Custodian.
          Page 11
                         HOW TO BUY FUND SHARES

        Fund shares are sold without a sales charge. You may be charged a nominal fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified plans. The Fund reserves the right to reject any purchase order.


        The minimum initial investment is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. The initial investment must be accompanied by the Fund's Account Application. For full-time or part-time employees of The Dreyfus Corporation or any of its affiliates or subsidiaries, directors of The Dreyfus Corporation, Board members of a fund advised by The Dreyfus Corporation, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of The Dreyfus Corporation or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund account, the minimum initial investment is $50. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time. Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.


        You may purchase Fund shares by check or wire, or through the Dreyfus TELETRANSFER Privilege described below. Checks should be made payable to "The Dreyfus Family of Funds." Payments to open new accounts which are mailed should be sent to The Dreyfus Family of Funds, P.O. Box 9387, Providence, Rhode Island 02940-9387, together with your Account Application. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed and sent to The Dreyfus Family of Funds, P.O. Box 105, Newark, New Jersey 07101-0105. Neither initial nor subsequent investments should be made by third party check. Purchase orders may be delivered in person only to a Dreyfus Financial Center. THESE ORDERS WILL BE FORWARDED TO THE FUND AND WILL BE PROCESSED ONLY UPON RECEIPT THEREBY. For the location of the nearest Dreyfus Financial Center, please call one of the telephone numbers listed under "General Information."

        Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York, DDA #8900118407/Dreyfus Florida Municipal Money Market Fund, for purchase of Fund shares in your name. The wire must include your Fund account number (for new accounts, your Taxpayer Identification Number ("TIN") should be included instead), account registration and dealer number, if applicable. If your initial purchase of Fund shares is by wire, please call 1-800-645-6561 after completing your wire payment to obtain your Fund account number. Please include your Fund account number on the Fund's Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner
       Page 12
from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.
        Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. You must direct the institution to transmit immediately available funds through the Automated Clearing House to The Bank of New York with instructions to credit your Fund account. The instructions must specify your Fund account registration and your Fund account number PRECEDED BY THE DIGITS "1111."
        Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire or within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested.

        The Fund's net asset value per share is determined as of 12:00 Noon, New York time, on each day that the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.

        If your payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Transfer Agent, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Transfer Agent, you will begin to accrue dividends on the following business day.
        Qualified institutions may telephone orders for purchase of Fund shares. These orders will become effective at the price determined at 12:00 Noon, New York time, and the shares purchased will receive the dividend on Fund shares declared on that day if the telephone order is placed by 12:00 Noon, New York time, and Federal Funds are received by 4:00 p.m., New York time, on that day.
        Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Distributions and Taxes," and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service (the "IRS").
DREYFUS TELETRANSFER PRIVILEGE _ You may purchase shares (minimum $500, maximum $150,000 per day) by telephone if you have checked the appropriate box and supplied the necessary information on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only such a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated. The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

        If you have selected the Dreyfus TELETRANSFER Privilege, you may request a Dreyfus TELETRANSFER purchase of shares by telephoning
1-800-221-4060 or, if you are calling from overseas, call 1-401-455-3306.

         Page 13
                        SHAREHOLDER SERVICES

FUND EXCHANGES _ You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by The Dreyfus Corporation, to the extent such shares are offered for sale in your state of residence. These funds have different investment objectives which may be of interest to you. If you desire to use this service, please call
1-800-645-6561 to determine if it is available and whether any conditions are imposed on its use.


        To request an exchange, you must give exchange instructions to the Transfer Agent in writing or by telephone. Before any exchange, you must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling 1-800-645-6561. Except in the case of personal retirement plans, the shares being exchanged must have a current value of at least $500; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the relevant "No" box on the account application, indicating that you specifically refuse this privilege. The Telephone Exchange Privilege may be established for an existing account by written request, signed by all shareholders on the account, or by a separate signed Shareholder Services Form, also available by calling 1-800-645-6561. If you have established the Telephone Exchange Privilege, you may telephone exchange instructions by calling 1-800-221-4060 or, if you are calling from overseas, call 1-401-455-3306. See "How to Redeem Fund Shares_Procedures." Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege, Check Redemption Privilege, Wire Redemption Privilege, Telephone Redemption Privilege, Dreyfus TELETRANSFER Privilege and the dividend/capital gain distribution option (except for Dreyfus Dividend Sweep) selected by the investor.


        Shares will be exchanged at the next determined net asset value; however, a sales load may be charged with respect to exchanges into funds sold with a sales load. If you are exchanging into a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load, if the shares of the fund from which you are exchanging were: (a) purchased with a sales load, (b) acquired by a previous exchange from shares purchased with a sales load, or (c) acquired through reinvestment of dividends or distributions paid with respect to the foregoing categories of shares. To qualify, at the time of your exchange you must notify the Transfer Agent. Any such qualification is subject to confirmation of your holdings through a check of appropriate records. See "Shareholder Services" in the Statement of Additional Information. No fees currently are charged to shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to shareholders.

        The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.
DREYFUS AUTO-EXCHANGE PRIVILEGE _ Dreyfus Auto-Exchange Privilege enables you to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, in shares
      Page 14
of other funds in the Dreyfus Family of Funds of which you are currently an investor. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth of the month according to the schedule you have selected. Shares will be exchanged at the then-current net asset value; however, a sales load may be charged with respect to exchanges into funds sold with a sales load. See "Shareholder Services" in the Statement of Additional Information. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by writing to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. The
Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss. For more information concerning this Privilege and the funds in the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-645-6561.

DREYFUS-AUTOMATIC ASSET BUILDERRegistration Mark _ Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. At your option, the bank account designated by you will be debited in the specified amount, and Fund shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish a Dreyfus-AUTOMATIC Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-645-6561. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671, and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.


DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE _ Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. To enroll in Dreyfus Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained by calling 1-800-645-6561. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days' notice to you.




DREYFUS PAYROLL SAVINGS PLAN _ Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the Automated Clearing House system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to The Dreyfus
        Page 15
Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671.
You may obtain the necessary authorization form by calling 1-800-645-6561. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, The Dreyfus Corporation, the Fund, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.


DREYFUS STEP PROGRAM _ Dreyfus Step Program enables a shareholder to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, a shareholder must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. A shareholder may terminate participation in this Program at any time by discontinuing participation in Dreyfus-AUTOMATIC Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The
Fund may modify or terminate this Program at any time.


DREYFUS DIVIDEND OPTIONS _ Dreyfus Dividend Sweep enables you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the Fund in shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. Shares of the other fund will be purchased at the then-current net asset value; however, a sales load may be charged with respect to investments in shares of a fund sold with a sales load. If you are investing in a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load. If you are investing in a fund that charges a contingent deferred sales charge, the shares purchased will be subject to the contingent deferred sales charge, if any, applicable to the purchased shares. See "Shareholder Services" in the Statement of Additional Information. Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Banks may charge a fee for this service.


        For more information concerning these privileges or to request a Dividend Options Form, please call toll free 1-800-645-6561. You may cancel these privileges by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. The Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated.


AUTOMATIC WITHDRAWAL PLAN _ The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. An application for the Automatic Withdrawal Plan can be obtained by calling 1-800-645-6561. There is a service charge of 50cents for each withdrawal check. The Automatic Withdrawal Plan may be ended at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

       Page 16
                      HOW TO REDEEM FUND SHARES
GENERAL _ You may request redemption of your shares at any time. Redemption requests should be transmitted to the Transfer Agent as described below. When a request is received in proper form, the Fund will redeem the shares at the next determined net asset value.

        The Fund imposes no charges when shares are redeemed. Securities dealers, banks and other financial institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current net asset value.


        The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. HOWEVER, IF YOU HAVE PURCHASED FUND SHARES BY CHECK, BY DREYFUS TELETRANSFER PRIVILEGE OR THROUGH DREYFUS-AUTOMATIC ASSET BUILDER AND SUBSEQUENTLY SUBMIT A WRITTEN REDEMPTION REQUEST TO THE TRANSFER AGENT, YOUR REDEMPTION WILL BE EFFECTIVE AND THE REDEMPTION PROCEEDS WILL BE TRANSMITTED TO YOU PROMPTLY UPON BANK CLEARANCE OF YOUR PURCHASE CHECK, DREYFUS TELETRANSFER PURCHASE OR DREYFUS-AUTOMATIC ASSET BUILDER ORDER, WHICH MAY TAKE UP TO EIGHT BUSINESS DAYS OR MORE. IN ADDITION, THE FUND WILL NOT HONOR REDEMPTION CHECKS UNDER THE CHECK REDEMPTION PRIVILEGE, AND WILL REJECT REQUESTS TO REDEEM SHARES BY WIRE OR TELEPHONE OR PURSUANT TO THE DREYFUS TELETRANSFER PRIVILEGE, FOR A PERIOD OF EIGHT BUSINESS DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE PURCHASE CHECK, THE DREYFUS TELETRANSFER PURCHASE OR THE DREYFUS-AUTOMATIC ASSET BUILDER ORDER AGAINST WHICH SUCH REDEMPTION IS REQUESTED. THESE PROCEDURES WILL NOT APPLY IF YOUR SHARES WERE PURCHASED BY WIRE PAYMENT, OR IF YOU OTHERWISE HAVE A SUFFICIENT COLLECTED BALANCE IN YOUR ACCOUNT TO COVER THE REDEMPTION REQUEST. PRIOR TO THE TIME ANY REDEMPTION IS EFFECTIVE, DIVIDENDS ON SUCH SHARES WILL ACCRUE AND BE PAYABLE, AND YOU WILL BE ENTITLED TO EXERCISE ALL OTHER RIGHTS OF BENEFICIAL OWNERSHIP. Fund shares will not be redeemed until the Transfer Agent has received your Account Application.

        The Fund reserves the right to redeem your account at its option upon not less than 30 days' written notice if your account's net asset value is $500 or less and remains so during the notice period.

PROCEDURES _ You may redeem shares by using the regular redemption procedure through the Transfer Agent, the Check Redemption Privilege, or, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the Wire Redemption Privilege, the Telephone Redemption Privilege or the Dreyfus TELETRANSFER Privilege. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by wire or telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.


        You may redeem Fund shares by telephone if you have checked the appropriate box on the Fund's Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select the telephone redemption or telephone exchange privilege (which is granted automatically unless you refuse it), you authorize the Transfer Agent to act on telephone instructions from any person represent-
         Page 17
ing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

     During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used.

REGULAR REDEMPTION _ Under the regular redemption procedure, you may redeem your shares by written request mailed to The Dreyfus Family of Funds, P.O. Box 9671, Providence, Rhode Island 02940-9671. Redemption requests may be delivered in person only to a Dreyfus Financial Center. THESE REQUESTS WILL BE FORWARDED TO THE FUND AND WILL BE PROCESSED ONLY UPON RECEIPT THEREBY.
For the location of the nearest Dreyfus Financial Center, please call one of the telephone numbers listed under "General Information." Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. If you have any questions with respect to signature-guarantees, please call one of the telephone numbers listed under "General Information."

        Redemption proceeds of at least $1,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.

CHECK REDEMPTION PRIVILEGE _ You may request on the Account Application, Shareholder Services Form or by later written request that the Fund provide Redemption Checks drawn on the Fund's account. Redemption Checks may be made payable to the order of any person in the amount of $500 or more. Redemption Checks should not be used to close your account. Redemption Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Redemption Check upon your request or if the Transfer Agent cannot honor the Redemption Check due to insufficient funds or other valid reason. You should date your Redemption Checks with the current date when you write them. Please do not postdate your Redemption Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Redemption Checks which are dated within six months of presentment for payment, if they are otherwise in good order. Shares for which certificates have been issued may not be redeemed by Redemption Check.


WIRE REDEMPTION PRIVILEGE _ You may request by wire or telephone that redemption proceeds (minimum $1,000) be wired to your account at a bank which is a member of the Federal Reserve System, or a correspondent bank if your bank is not a member. You also may direct that redemption proceeds be paid by check (maximum $150,000 per day) made out to the owners of record and mailed to your address. Redemption proceeds of less than $1,000 will be paid automatically by check. Holders of jointly registered Fund or bank accounts may have redemption proceeds of not more than $250,000 wired
        Page 18
within any 30-day period. You may telephone redemption requests by calling 1-800-221-4060 or, if you are calling from overseas, call 1-401-455-3306. The Statement of Additional Information sets forth instructions for transmitting redemption requests by wire. Shares for which certificates have been issued are not eligible for this Privilege.


TELEPHONE REDEMPTION PRIVILEGE _ You may request by telephone that redemption proceeds (maximum $150,000 per day) be paid by check and mailed to your address. You may telephone redemption instructions by calling 1-800-221-4060 or, if you are calling from overseas, call 1-401-455-3306. Shares for which certificates have been issued are not eligible for this Privilege.


DREYFUS TELETRANSFER PRIVILEGE _ You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated. Redemption proceeds will be on deposit in your account at an Automated Clearing House member bank ordinarily two days after receipt of the redemption request or, at your request, paid by check (maximum $150,000 per day) and mailed to your address. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TELETRANSFER Privilege for transfer to their bank account not more than $250,000 within any 30-day period.


        If you have selected the Dreyfus TELETRANSFER Privilege, you may request a Dreyfus TELETRANSFER redemption of shares by telephoning 1-800-221-4060 or, if you are calling from overseas, call 1-401-455-3306. Shares issued in certificate form are not eligible for this Privilege.

                       SHAREHOLDER SERVICES PLAN
        The Fund has adopted a Shareholder Services Plan pursuant to which the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.
                    DIVIDENDS, DISTRIBUTIONS AND TAXES

        The Fund ordinarily declares dividends from net investment income on each day that the Fund is open for business. Dividends usually are paid on the last day of each month, and are automatically reinvested in additional shares of the Fund at net asset value or, at your option, paid in cash. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the Investment Company Act of 1940. The Fund will not make distributions from net realized securities gains unless
          Page 19
capital loss carryovers, if any, have been utilized or have expired. You may choose whether to receive distributions in cash or to reinvest in additional shares of the Fund at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors.

        Dividends or distributions by the Fund to a Florida individual resident are not taxable by Florida. However, Florida imposes an intangible personal property tax on shares of the Fund owned by a Florida resident on January 1 of each year unless such shares qualify for an exemption from the tax.
        Dividends qualifying as exempt-interest dividends for Federal income tax purposes as well as other Federally taxable dividends and distributions that are distributed by the Fund to entities taxed as corporations under Florida law may not be exempt from the Florida corporate income tax.
        The Fund has received a Technical Assistance Advisement from the State of Florida, Department of Revenue, to the effect that Fund shares owned by a Florida resident will be exempt from the intangible personal property tax so long as the Fund's portfolio includes only assets, such as notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, the United States Government, and its agencies, Puerto Rico, Guam, and the U.S. Virgin Islands, and other assets which are exempt from that tax.

        Except for dividends from Taxable Investments, the Fund anticipates that substantially all dividends paid by the Fund will not be subject to Federal income tax. Dividends derived from Taxable Investments, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by the Fund are taxable as ordinary income whether or not reinvested in additional Fund shares. No dividend paid by the Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains of the Fund generally are taxable as long-term capital gains for Federal income tax purposes if you are a citizen or resident of the United States. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%. Under the Code, interest on indebtedness incurred or continued to purchase or carry Fund shares which is deemed to relate to exempt-interest dividends is not deductible.

        Although all or a substantial portion of the dividends paid by the Fund may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes, the Fund may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, (ii) a component of the "adjusted current earnings" preference item for purposes of the corporate alternative minimum tax as well as a component in computing the corporate environmental tax or
(iii) a factor in determining the extent to which a shareholder's Social Security benefits are taxable. If the Fund purchases such securities, the portion of the Fund's dividends related thereto will not necessarily be tax exempt to an investor who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause an investor to be subject to such taxes.
        Notice as to the tax status of your dividends and distributions will be mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and distributions from securities gains, if any, paid during the year. These statements set forth the dollar amount of income exempt from Federal tax and the dollar amount, if any, subject to Federal tax. These dollar amounts will vary depending on the size and length of time of your investment in the Fund. If the Fund pays dividends derived from taxable income, it intends to designate as taxable the same percentage of the day's dividend as the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.
      Page 20
        Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or in terest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines that a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.
        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.
        Management of the Fund believes that the Fund has qualified for the fiscal year ended June 30, 1995 as a "regulated investment company" under the Code. The Fund intends to continue to so qualify so long as such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Fund is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.
        You should consult your tax adviser regarding specific questions as to Federal, state or local taxes.
                          GENERAL INFORMATION
        The Fund was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Trust Agreement") dated March 12, 1992, and commenced operations on October 20, 1993. The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Each share has one vote.


        Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund. As discussed under "Management of the Fund" in the Statement of Additional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.

        The Transfer Agent maintains a record of your ownership and sends confirmations and statements of account.

      Page 21

        Shareholder inquiries may be made by writing to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or by calling toll free 1-800-645-6561; in New York City, call 1-718-895-1206; outside the U.S. and
Canada, call 516-794-5452.

        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.
        Page 22
[This Page Intentionally Left Blank]
        Page 23
[This Page Intentionally Left Blank]
DREYFUS
Florida Municipal
Money Market
Fund
Prospectus
(LION LOGO)
Copy Rights1995 Dreyfus Service Corporation
                                         741p4110195



                       DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
                                         PART B
                        (STATEMENT OF ADDITIONAL INFORMATION)

                                   NOVEMBER 1, 1995


        This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Florida Municipal Money Market Fund (the "Fund"), dated November 1, 1995, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call toll free 1-800-645-6561.

        The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

        Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.



                             TABLE OF CONTENTS



                                                                          Page


Investment Objective and Management Policies . . . . . . . . . . . . . . . B-2
Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . B-8
Management Agreement . . . . . . . . . . . . . . . . . . . . . . . . . . . B-12
Shareholder Services Plan. . . . . . . . . . . . . . . . . . . . . . . . . B-14
Purchase of Fund Shares. . . . . . . . . . . . . . . . . . . . . . . . . . B-15
Redemption of Fund Shares. . . . . . . . . . . . . . . . . . . . . . . . . B-16
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . . . . B-18
Determination of Net Asset Value . . . . . . . . . . . . . . . . . . . . . B-21
Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . . . . B-22
Yield Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-22
Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . B-23
Information About the Fund . . . . . . . . . . . . . . . . . . . . . . . . B-23
Custodian, Transfer and Dividend Disbursing Agent,
  Counsel and Independent Auditors . . . . . . . . . . . . . . . . . . . . B-24
Appendix A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-25
Appendix B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-30
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . B-34
Report of Independent Auditors . . . . . . . . . . . . . . . . . . . . . . B-42



                      INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

        The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Description of the Fund."

        The average distribution of investments (at value) in Municipal Obligations by ratings for the fiscal year ended June 30, 1995, as computed on a monthly basis, was as follows:


Fitch                    Moody's                  Standard
Investors                Investors                & Poor's
Service, Inc.  or        Service, Inc.    or      Corporation    Percentage
("Fitch")                ("Moody's")              ("S&P")        of Value

F-1+/F-1,                VMIG 1/MIG1,             SP-1+/SP-1,
                         P-1                      A1+/A1           96.3%
AAA/AA                   Aaa/Aa                   AAA/AA            2.3%
Not Rated                Not Rated                Not Rated         1.4%
                                                                  -------
                                                                   100.0%
                                                                  =======

        Municipal Obligations. The term "Municipal Obligations" generally includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal; the interest paid on such obligations may be exempt from Federal income tax, although current tax laws place substantial limitations on the size of such issues. Such obligations are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from Federal income tax in the opinion of bond counsel to the issuer. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

        Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

        The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The imposition of the Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

        Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Fund will seek to minimize these risks by investing only in those lease obligations that (1) are rated in one of the two highest categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the lease obligation was rated by only one such organization), or (2) if unrated, are purchased principally from the issuer or domestic banks or other responsible third parties, in each case only if the seller shall have entered into an agreement with the Fund providing the seller or other responsible third party will either remarket or repurchase the lease obligations within a short period after demand by the Fund. The staff of the Securities and Exchange Commission currently considers lease obligations to be illiquid. Accordingly, not more than 10% of the value of the Fund's net assets will be invested in lease obligations that are illiquid and in other illiquid securities. See "Investment Restriction No. 11" below.

        The Fund will not purchase tender option bonds unless (a) the demand feature applicable thereto is exercisable by the Fund within 13 months of the date of such purchase upon no more than 30 days' notice and thereafter is exercisable by the Fund no less frequently than annually upon no more than 30 days' notice and (b) at the time of such purchase, the Manager reasonably expects (i) based upon its assessment of current and historical interest rate trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Obligations at the time of the next tender fee adjustment, and (ii) that the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity.
At the time of each tender opportunity, the Fund will exercise the tender option with respect to any tender option bonds unless the manager reasonably expects (x) based upon its assessment of current and historical interest rate trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Obligations at the time of the next tender fee adjustment, and (y) that the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity.
The Fund will exercise the tender feature with respect to tender option bonds, or otherwise dispose of its tender option bonds, prior to the time the tender option is scheduled to expire pursuant to the terms of the agreement under which the tender option is granted. The Fund otherwise will comply with the provisions of Rule 2a-7 in connection with the purchase of tender option bonds, including, without limitation, the requisite determination by the Board of Trustees that the tender option bonds in question meet the quality standards described in Rule 2a-7, which, in the case of a tender option bond subject to a conditional demand feature, would include a determination that the security has received both the required short-term and long-term quality rating or is determined to be of comparable quality. In the event of a default of the Municipal Obligation underlying a tender option bond, or the termination of the tender option agreement, the Fund would look to the maturity date of the underlying security for purposes of compliance with Rule 2a-7 and, if its remaining maturity was greater than 13 months, the Fund would sell the security as soon as would be practicable. The Fund will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Obligations and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par;
however, the value of the instrument will be monitored to assure that it is valued at fair value.

        Ratings of Municipal Obligations. If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two ratings organizations (or one rating organization if the instrument was rated by only one such organization), or the Fund's Board determines that it is no longer of comparable quality; or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders, provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

        To the extent that the ratings given by Moody's, S&P or Fitch for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Fund's Prospectus and this Statement of Additional Information. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager will also evaluate these securities and the creditworthiness of the issuers of such securities.


        Illiquid Securities. If a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the Securities Act of 1933, as amended, for certain restricted securities held by the Fund, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Fund's Board of Trustees. Because it is not possible to predict with assurance how the market for restricted securities pursuant to Rule 144A will develop, the Fund's Board of Trustees has directed the Manager to monitor carefully the Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in its portfolio during such period.


        Taxable Investments. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

        Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.

        Certificates of deposit are negotiable certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time.

        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits generally are limited to London branches of domestic banks that have total assets in excess of one billion dollars. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Other short-term bank obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

        Repurchase agreements involve the acquisition by the Fund of an underlying debt instrument, subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. The Manager will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. The Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

Risk Factors

        Investing in Florida Municipal Obligations. Investors should consider carefully the special risks inherent in the Fund's investment in Florida Municipal Obligations. The Florida Constitution and statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each fiscal year. Florida's Constitution permits issuance of Florida Municipal Obligations pledging the full faith and credit of the State, with a vote of the electors, to finance or refinance fixed capital outlay projects authorized by the Legislature provided that the outstanding principal does not exceed 50% of the total tax revenues of the State for the two preceding years. Florida's Constitution also provides that the Legislature shall appropriate monies sufficient to pay debt service on State bonds pledging the full faith and credit of the State as the same becomes due. All State tax revenues, other than trust funds dedicated by Florida's Constitution for other purposes, would be available for such an appropriation, if required. Revenue bonds may be issued by the State or its agencies without a vote of Florida's electors only to finance or refinance the cost of State fixed capital outlay projects which may be payable solely from funds derived directly from sources other than State tax revenues. Estimated fiscal year 1994-95 General Revenue and Working Capital and Budget Stabilization funds available total $14.683 billion, a 6.1% increase over 1993-1994, resulting in unencumbered reserves of approximately $352.1 million at the end of fiscal 1994-95. General Revenue and Working Capital and Budget Stabilization funds available for fiscal 1995-96 are estimated to total $15.148 billion, a 3.2% increase over 1994-95 resulting in unencumbered reserves of approximately $347.1 million at the end of fiscal 1995-96. The massive effort to rebuild and replace destroyed or damaged property in south Florida after Hurricane Andrew is considered to be responsible for the positive revenue outlook. Investors should review Appendix A which more fully sets forth these and other risk factors.


        Investment Restrictions. The Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "Act")) of the Fund's outstanding voting shares. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed by a vote of a majority of the Trustees at any time. The Fund may not:


        1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

        3. Purchase or sell real estate, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

        4. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available and except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

        5. Make loans to others except through the purchase of debt obligations and the entry into repurchase agreements.

        6. Issue any senior security (as such term is defined in Section 18(f) of the Act), except to the extent permitted under the Act.

        7.  Sell securities short or purchase securities on margin.

        8. Purchase securities other than Municipal Obligations and Taxable Investments.

        9. Invest in securities of other investment companies, except to the extent permitted under the Act.

        10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis.

        11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid
(which securities could include participation interests (including municipal lease/purchase agreements) that are not subject to the demand feature described in the Fund's Prospectus and floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described in the Fund's Prospectus on less than seven days' notice and as to which there is no secondary market) if, in the aggregate, more than 10% of its net assets would be so invested.

        12.  Invest in companies for the purpose of exercising control.

        For purposes of Investment Restriction No. 1, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

        If a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

        The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of Fund shares in certain states. Should the Fund determine that a commitment is no longer in the best interests of the Fund and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.


                            MANAGEMENT OF THE FUND

        Trust and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is deemed to be an "interested person" of the Fund, as defined in the Act, is indicated by an asterisk.

Trustees of the Fund

*JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. For more than five years prior thereto, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Fund's distributor. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. Mr. DiMartino also is Chairman of the Board of Directors of the Noel Group, Inc., a venture capital company; a director of the Muscular Dystrophy Association, HealthPlan Services Corporation, Belding Heminway Company, Inc., a manufacturer and marketer of industrial threads, specialty yarns, home furnishings and fabrics, Curtis Industries, Inc., a national distributor of security products, chemicals and automotive and other hardware, Simmons Outdoor Corporation and Staffing Resources, Inc.; and a trustee of Bucknell University. He is 52 years old and his address is 200 Park Avenue, New York, New York 10166.


GORDON J. DAVIS, Trustee. Since October 1994, senior partner with the law firm of LeBoeuf, Lamb, Greene & MacRae. From 1983 to September 1994, Mr. Davis was a senior partner with the law firm of Lord Day & Lord, Barrett Smith. From 1978 to 1983 he was Commissioner of Parks and Recreation for the City of New York. He is also a Director of Consolidated Edison, a utility company, and Phoenix Home Life Insurance Company and a member of various other corporate and not-for-profit boards of directors and trustees. He is 54 years old and his address is 241 Central Park West, New York, New York 10024.


*DAVID P. FELDMAN, Trustee.  Chairman and Chief Executive Officer of AT&T
        Investment Management Corporation. He is also a trustee of Corporate Property Investors, a real estate investment company. He is 55 years old and his address is One Oak Way, Berkeley Heights, New Jersey 07922.


LYNN MARTIN, Trustee.  Holder of the Davee Chair at the J.L. Kellogg
        Graduate School of Management, Northwestern University. During the Spring Semester 1993, she was a Visiting Fellow at the Institute of Policy, Kennedy School of Government, Harvard University. Ms. Martin also is a consultant to the international accounting firm of Deloitte & Touche, and chairwoman of its Council on the Advancement of Women. From January 1991 through January 1993, Ms. Martin served as Secretary of the United States Department of Labor. From 1981 to 1991, she was United States Congresswoman for the State of Illinois. She also is a director of Harcourt General Corporation, a publishing, insurance and retailing company, Ameritech Corporation, a telecommunications and information company, and Ryder Systems Incorporated, a transportation company. She is 55 years old and her address is 3750 Lake Shore Drive, Chicago, Illinois 60613.


EUGENE McCARTHY, Trustee.  Writer and columnist; former Senator from
        Minnesota from 1958-1970. He is also a director of Harcourt Brace Jovanovich, Inc., publishers. He is 79 years old and his address is P.O. Box 22, Woodville, Virginia 22749.


DANIEL ROSE, Trustee.  President and Chief Executive Officer of Rose
        Associates, Inc., a New York based real estate development and management firm. In July 1994, Mr. Rose received a Presidential appointment to serve as a Director of the Baltic-American Enterprise Fund, which will make equity investments and loans, and provide technical business assistance to new business concerns in the Baltic states. He is also chairman of the Housing Committee of The Real Estate Board of New York, Inc., and a trustee of Corporate Property Investors, a real estate investment company. He is 66 years old and his address is c/o Rose Associates, Inc., 380 Madison Avenue, New York, New York 10017.


SANDER VANOCUR, Trustee. Since January 1994, Visiting Professional Scholar at the Freedom Forum Amendment Center at Vanderbilt University. Since January 1992, President of Old Owl Communications, a full-service communications firm, and since November 1989, a Director of the Damon Runyon-Walter Winchell Cancer Research Fund. From June 1986 to December 1991, he was a Senior Correspondent of ABC News and, from October 1986 to December 1991, he was Anchor of the ABC News program "Business World," a weekly business program on the ABC television network. Mr. Vanocur joined ABC News in 1977. He is 67 years old and his address is 2928 P Street, N.W., Washington, D.C. 20007.


ANNE WEXLER, Trustee. Chairman of the Wexler Group, consultants specializing in government relations and public affairs. She is also a director of American Cyanamid Company, Alumax, The Continental Corporation, Comcast Corporation, The New England Electric System, NOVA and a member of the board of the Carter Center of Emory University, the Council of Foreign Relations, the National Park Foundation; Visiting Committee of the John F. Kennedy School of Government at Harvard University and the Board of Visitors of the University of Maryland School of Public Affairs. She is 65 years old and her address is c/o The Wexler Group, 1317 F Street, Suite 600, N.W., Washington, D.C. 20004.


REX WILDER, Trustee. Financial Consultant. He is 75 years old and his address is 290 Riverside Drive, New York, New York 10025.


        For so long as the Fund's plan described in the section captioned "Shareholder Services Plan" remains in effect, the Trustees of the Fund who are not "interested persons" of the Fund, as defined in the Act, will be selected and nominated by the Trustees who are not "interested persons" of the Fund.


        Ordinarily, meetings of shareholders for the purpose of electing Trustees will not be held unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of not less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.


        The Fund typically pays its Trustees an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Trustee by the Fund for the fiscal year ended June 30, 1995, and by all other funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 1994, was as follows:



                                                                                                               (5)
                                                           (3)                                                Total
                                  (2)                   Pension or                  (4)                 Compensation from
         (1)                   Aggregate          Retirement Benefits          Estimated Annual          Fund and Fund
    Name of Board        Compensation from        Accrued as Part of           Benefits Upon            Complex Paid to
      Member                    Fund*               Fund's Expenses             Retirement                Board Member


Gordon J. Davis                  $2,250                   none                     none                  $ 29,602 (12)

Joseph S. DiMartino              $2,500**                 none                     none                  $445,000***(94)

David P. Feldman                 $2,250                   none                     none                  $ 85,631 (28)

Lynn Martin                      $1,750                   none                     none                  $ 26,852 (12)

Eugene McCarthy                  $2,250                   none                     none                  $ 29,403 (12)

Daniel Rose                      $2,250                   none                     none                  $ 62,006 (22)

Sander Vanocur                   $2,250                   none                     none                  $ 62,006 (22)

Anne Wexler                      $1,750                   none                     none                  $ 26,329 (17)

Rex Wilder                       $2,250                   none                     none                  $ 29,403 (12)

-------------------------------
*       Amount does not include reimbursed expenses for attending Board meetings, which amounted to $256 for all Trustees as a group.
**      Estimated amount for current fiscal year ending June 30, 1996
***     Estimated amount for the year ending December 31, 1995.



Officers of the Fund

MARIE E. CONNOLLY, President and Treasurer.  President and Chief Operating
        Officer of the Distributor and an officer of other investment companies advised or administered by the Manager. From December
        1991 to July 1994, she was President and Chief Compliance Officer of Funds Distributor, Inc., the ultimate parent company of which is Boston Institutional Group, Inc. Prior to December 1991, she served as Vice President and Controller, and later as Senior Vice President, of The Boston Company Advisors, Inc. She is 38 years old.


JOHN E. PELLETIER, Vice President and Secretary.  Senior Vice President and
        General Counsel of the Distributor and an officer of other investment companies advised or administered by the Manager. From February 1992 to July 1994, he served as Counsel for The Boston Company Advisors, Inc. From August 1990 to February 1992, he was employed as an Associate at Ropes & Gray. He is 31 years old.


ELIZABETH BACHMAN, Vice President and Assistant Secretary. Staff Attorney for the Distributor and an officer of other investment companies advised or administered by the Manager. She is 26 years old.


FREDERICK C. DEY, Vice President and Assistant Treasurer.  Senior Vice
        President of the Distributor and an officer of other investment companies advised or administered by the Manager. From 1988 to August 1994, he was manager of the High Performance Fabric Division of Springs Industries Inc. He is 34 years old.


ERIC B. FISCHMAN, Vice President and Assistant Secretary.  Associate
        General Counsel of the Distributor and an officer of other investment companies advised or administered by the Manager. From September 1992 to August 1994, he was an attorney with the Board of Governors of the Federal Reserve System. He is 30 years old.


JOSEPH S. TOWER, III, Assistant Treasurer.  Senior Vice President,
        Treasurer and Chief Financial Officer of the Distributor and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 33 years old.


JOHN J. PYBURN, Assistant Treasurer.  Assistant Treasurer of the
        Distributor and an officer of other investment companies advised or administered by the Manager. From 1984 to July 1994, he was Assistant Vice President in the Mutual Fund Accounting Department of the Manager. He is 60 years old


RUTH D. LEIBERT, Assistant Secretary.  Assistant Vice President of the
        Distributor of an officer of other investment companies advised or administered by the Manager. From March 1992 to July 1994, she was a Compliance Officer for The Managers Funds, a registered investment company. From March 1990 until September 1991, she was Development Director of The Rockland Center for the Arts. She is 50 years old.


        The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.


        Trustees and officers of the Fund, as a group, owned less than 1% of the Fund's shares of beneficial interest outstanding on October 13, 1995.


                             MANAGEMENT AGREEMENT

        The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Management of the Fund."

        The Manager provides management services pursuant to the Management Agreement (the "Agreement") dated August 24, 1994 with the Fund, which is subject to annual approval by (i) the Fund's Board of Trustees or (ii) vote of a majority (as defined in the Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Trustees who are not "interested persons" (as defined in the Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by shareholders on August 24, 1994, and was last approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of any party to the Agreement, at a meeting held on July 17, 1995. The Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Trustees or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the Act).


        The following persons are officers and/or directors of the Manager:
Howard Stein, Chairman of the Board and Chief Executive Officer; W. Keith Smith, Vice Chairman of the Board; Robert E. Riley, President, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman-Distribution and a director; Philip L. Toia, Vice Chairman-Operations and Administration and a director; Barbara E. Casey, Vice President-Dreyfus Retirement Services; Diane M. Coffey, Vice President-Corporate Communications; Elie M. Genadry, Vice President-Institutional Sales; William F. Glavin, Jr., Vice President-Corporate Development; Henry D. Gottmann, Vice President-Retail Sales and Service; Mark N. Jacobs, Vice President-Legal and Secretary; Daniel C. Maclean, Vice President and General Counsel; Jeffrey N. Nachman, Vice President-Mutual Fund Accounting; Andrew S. Wasser, Vice President-Information Services; Katherine C. Wickham, Vice President-Human Resources; Maurice Bendrihem, Controller; Elvira Oslapas, Assistant Secretary; and Mandell L. Berman, Frank V. Cahouet, Alvin E. Friedman, Lawrence M. Greene, Julian M. Smerling and David B. Truman, directors.


        The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board of Trustees. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board of Trustees to execute purchases and sales of securities. The Fund's portfolio managers are Joseph P. Darcy, A. Paul Disdier, Karen M. Hand,
Stephen C. Kris, Richard J. Moynihan, Jill C. Shaffro, L. Lawrence
Troutman, Samuel J. Weinstock and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund as well as for other funds advised by the Manager. All purchases and sales are reported for the Trustees' review at the meeting subsequent to such transactions.


        All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors or employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses.


        The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


        As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of .50 of 1% of the value of the Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors.
For the period October 20, 1993 (commencement of operations) through June 30, 1994, no management fee was paid by the Fund pursuant to an undertaking by the Manager. For the fiscal year ended June 30, 1995, the management fee payable by the Fund amounted to $796,211; however, pursuant to undertakings in effect, the Manager reduced its fee by $726,667, resulting in a fee of $69,544 for fiscal 1995.

        The Manager has agreed that if in any fiscal year, the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

        The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


                              SHAREHOLDER SERVICES PLAN

        The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Shareholder Services Plan."

        The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund reimburses Dreyfus Service Corporation for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

        A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. In addition, the Plan provides that material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

        During the fiscal year ended June 30, 1995, $75,000 was chargeable to the Fund under the Plan.


                             PURCHASE OF FUND SHARES

        The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "How to Buy Fund Shares."

        The Distributor. The Distributor serves as the Fund's distributor pursuant to an agreement which is renewable annually. The Distributor also acts as distributor, for the other funds in the Dreyfus Family of Funds and for certain other investment companies. In some states, certain institutions effecting transactions in Fund shares may be required to register as dealers pursuant to state law.


        Using Federal Funds. The Shareholder Services Group, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a securities dealer, bank or other financial institution and his order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Transfer Agent. An order for the purchase of Fund shares placed by an investor with sufficient Federal Funds or cash balance in his brokerage account with a securities dealer, bank or other financial institution will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

        Dreyfus TeleTransfer Privilege. Dreyfus TeleTransfer purchase orders may be made between the hours of 8:00 a.m. and 4:00 p.m., New York time, on any business day that the Transfer Agent and the New York Stock Exchange are open. Such purchases will be credited to the shareholder's Fund account on the Transfer Agent's next business day. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder
Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Fund Shares--Dreyfus TeleTransfer Privilege."

        Transactions Through Securities Dealers. Fund shares may be purchased and redeemed through securities dealers which may charge a nominal transaction fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require that the customer invest more than the $1,000 minimum investment; the customer not take physical delivery of stock certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; monthly income distributions be taken in cash; or other conditions.

        There is no sales or service charge by the Fund or the Distributor, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted from the investor's account monthly and on smaller accounts could constitute a substantial portion of the distribution. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. Investors should be aware that they may purchase shares of the Fund directly from the Fund without imposition of any maintenance or service charges, other than those already described herein.

        Reopening an Account. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided that the information on the old Account Application is still applicable.


                          REDEMPTION OF FUND SHARES

        The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "How to Redeem Fund Shares."

        Check Redemption Privilege. An investor may indicate on the Account Application or by later written request that the Fund provide Redemption Checks ("Checks") drawn on the Fund's account. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or later written request must be manually signed by the registered owner(s). Checks may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the Fund to redeem a sufficient number of shares in the investor's account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to the investor. Investors generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

        If the amount of the Check is greater than the value of the shares in an investor's account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

        Wire Redemption Privilege. By using this Privilege, the investor authorizes the Transfer Agent to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the Transfer Agent receives the redemption request in proper form prior to Noon on such day; otherwise, the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

        Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                                Transfer Agent's
             Transmittal Code                   Answer Back Sign

                 144295                         144295 TSSG PREP


     Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer-back sign.

        To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."

        Dreyfus TeleTransfer Privilege. Investors should be aware that if they have selected the Dreyfus TeleTransfer Privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer transaction through the Automated Clearing House ("ACH") system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the investor's account at that ACH member bank ordinarily two business days after receipt of the redemption request. See "Purchase of Fund Shares--Dreyfus TeleTransfer Privilege."

        Share Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfers Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call the telephone number listed on the cover.

        Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% or the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

        Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                            SHAREHOLDER SERVICES

        The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Shareholder Services."

        Fund Exchanges. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

        A. Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

        B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

        C. Shares of funds purchased with a sales load may be exchanged or transferred without a sales load for shares of other funds sold without a sales load.

        D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

        To accomplish an exchange or transfer under item D above, shareholders must notify the Transfer Agent of their prior ownership of fund shares and their account number.

        To request an exchange, an investor must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this Privilege. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions from any person representing himself or herself to be the investor, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange.


        To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. For Dreyfus-sponsored Keogh Plans, IRAs and IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") with only one participant, the minimum initial investment is $750. To exchange shares held in corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, the minimum initial investment is $100 if the plan has at least $2,500 invested among the funds in the Dreyfus Family of Funds. To exchange shares held in personal retirement plans, the shares exchanged must have a current value of at least $100.


        Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase, in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if his account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchange of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.


        Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.


        Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


        Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually may be depleted. There is a service charge of $.50 for each withdrawal check. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

        Dreyfus Dividend Sweep. Dreyfus Dividend Sweep allows investors to invest on the payment date their dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds of which the investor is a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

     A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

     B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

     D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.


                         DETERMINATION OF NET ASSET VALUE

        The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "How to Buy Fund Shares."

        Amortized Cost Pricing. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

        The Board of Trustees has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for purposes of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review are obtained from an independent pricing service ("Service") approved by the Board of Trustees. The Service values the Fund's investments based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

        The extent of any deviation between the Fund's net asset value board upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will consider what actions, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

        New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                     DIVIDENDS, DISTRIBUTIONS AND TAXES

        The following information supplements and should be read in conjunction with the section in Fund's Prospectus entitled "Dividends, Distributions and Taxes."

        Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Internal Revenue Code of 1986, as amended.


                              YIELD INFORMATION

        The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "Yield Information."

        For the seven-day period ended June 30, 1995, the Fund's yield was 3.86% and effective yield was 3.93%. These yields reflect the then current absorption of certain Fund expenses by the Manager and the waiver of the management fee, without which the Fund's yield and effective yield for the seven-day period ended June 30, 1995 would have been 3.61% and 3.67%, respectively. See "Management of the Fund" in the Prospectus. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base per-iod return, and analyzing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


        Based upon a Federal personal income taxes rate of 39.60%, the Fund's tax equivalent yield for the seven-day period ended June 30, 1995 was 6.39%. Without the expense absorption and the waiver of the management fee, the Fund's tax equivalent yield for the seven-day period ended June
30, 1995 would have been 5.98%. See "Management of the Fund" in the Prospectus. Tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt, by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt.

        Yields fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.

        From time to time, the Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and are not indicative of the Fund's past or future performance.


                              PORTFOLIO TRANSACTIONS

        Portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for such purchase and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price. No brokerage commissions have been paid by the Fund to date.

        Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms.

        Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.


                             INFORMATION ABOUT THE FUND

        The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled "General Information."

        Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

        The Fund sends annual and semi-annual financial statements to all its shareholders.


             CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, COUNSEL
                           AND INDEPENDENT AUDITORS

        The Bank of New York, 90 Washington Street, New York, New York 10286, is the Fund's custodian. The Shareholder Services Group, Inc., a subsidiary of First Data Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Neither The Bank of New York nor The Shareholder Services Group, Inc. has any part in determining the investment policies of the Fund or which portfolio securities are to be purchased or sold by the Fund.

        Stroock & Stroock & Lavan, 7 Hanover Square, New York, New York 10004-2696, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Fund's Prospectus.

        Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as auditors of the Fund.


                              APPENDIX A

                   RISK FACTORS - INVESTING IN
                  FLORIDA MUNICIPAL OBLIGATIONS

        The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of Florida and various local agencies available as of the date of this Statement of Additional Information. While the Fund has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.


        Revenues and Expenditures. Financial operations of the State of Florida covering all receipts and expenditures are maintained through the use of three funds: General Revenue Fund, Trust Funds and Working Capital Fund. The General Revenue Fund receives the majority of State tax revenues. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Revenue Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund. Beginning in 1993-94, the Florida Constitution requires that the State establish a Budget Stabilization Fund. This fund is to contain a balance of at least 1% of the previous year's net General Revenue collections in 1994-95, 2% in 1995-96, 3% in 1996-97, 4% in 1997-98 and 5%
in 1998-99 and thereafter. These moneys can only be spent for the purpose of covering revenue shortfalls and for emergency purposes as defined by general law. Implementing legislation establishing this fund was enacted during the 1994 Session of the Florida Legislature.


        In November of 1994, Florida voters approved an amendment to the Florida Constitution which set forth limitations on revenue collections by the State. With certain exceptions, State revenues collected for any fiscal year are limited to State revenues allowed under the amendment for the prior fiscal year plus an adjustment for growth.


        As used in the amendment, "growth" means an amount equal to the average annual rate of growth in Florida personal income over the most recent twenty quarters times the State revenues allowed under the amendment for the prior fiscal year. For the 1995-1996 fiscal year, the State revenues allowed under the amendment for the prior fiscal year shall equal the State revenues collected for the 1994-1995 fiscal year. Florida personal income will be determined by the Legislature, from information available from the United States Department of Commerce or its successor on the first day of February prior to the beginning of the fiscal year. State revenues collected for any fiscal year in excess of this limitation will be transferred to the Budget Stabilization Fund until the fund reaches the maximum balance specified above, and thereafter shall be refunded to taxpayers as provided by general law. State revenues allowed under the amendment for any fiscal year may be increased by a two-thirds vote of the membership of each house of the Florida Legislature.


        For purposes of the amendment "State revenues" means taxes, fees, licenses, and charges for services imposed by the Legislature on individuals, businesses, or agencies outside State government. However, "State revenues" does not include: revenues that are necessary to meet the requirements set forth in documents authorizing the issuance of bonds by the State; revenues that are used to provide matching funds for the federal Medicaid program with the exception of the revenues used to support the Public Medical Assistance Trust Fund or its successor program and with the exception of State matching funds used to fund elective expansions made after July 1, 1994; proceeds from the State lottery returned as prizes; receipts of the Florida Hurricane Catastrophe Fund; balances carried forward from prior fiscal years; taxes, licenses, fees and charges for services imposed by local, regional, or school district governing bodies; or revenue from taxes, licenses, fees and charges for services required to be imposed by any amendment or revision to the Constitution after July 1, 1994. An adjustment to the revenue limitation will be made by general law to reflect the fiscal impact of transfers of responsibility for the funding of governmental functions between the State and other levels of government.


        The amendment became effective January 1, 1995.


        The Florida Constitution and statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each State fiscal year.


        Florida ended fiscal years 1992-93 and 1993-94 with General Revenue plus Working Capital Funds unencumbered reserves of approximately $543.5 million and $351.8 million, respectively. Estimated fiscal year 1994-95 General Revenue plus Working Capital and Budget Stabilization funds available total $14.683 billion. Total combined appropriations from the 1994-95 fiscal year are estimated at $14.331 million at the end of the fiscal year. The massive effort to rebuild and replace destroyed or damaged property in the wake of Hurricane Andrew is responsible for the substantial positive revenue growth shown. Most of the impact is in the sales tax.


        In fiscal year 1993-94, the State derived approximately 63% of its total direct revenues from the General Revenue Fund, Trust Funds and Working Capital Fund from State taxes. Federal grants and other special revenues accounted for the remaining revenues. Major sources of tax revenues to the General Revenue Fund are the sales and use tax, corporate income tax, and beverage tax, which amounted to 68.4%, .6% and 4.0%, respectively, of total General Revenue Fund receipts.


        State expenditures are categorized for budget and appropriation purposes by type of fund and spending unit, which are further subdivided by line item. In fiscal year 1993-94, expenditures from the General Revenue Fund for education, health and welfare and public safety amounted to approximately 48.9%, 31.6% and 13%, respectively, of total General Revenues.


        Sales and Use Tax. The greatest single source of tax receipts in Florida is the sales and use tax. The sales tax is 6% of the sales price of tangible property sold at retail in the State. The use tax is 6% of the cost price of tangible personal property when the same is not sold but is used, or stored for use, in the State. The use tax also applies to the use in the State of tangible personal property purchased outside Florida which would have been subject to the sales tax if purchased from a Florida dealer. Less than 10% of the sales tax is designated for local governments and is distributed to the respective counties in which it is collected for use by such counties and municipalities therein. In addition to this distribution, local governments may (by referendum) assess a .5% or 1% discretionary sales surtax within their county. Proceeds from this local option sales tax are earmarked for funding local infrastructure programs and acquiring land for public recreation or conservation or protection of natural resources. In addition, non-consolidated counties with populations in excess of 800,000 may levy a local option sales tax to fund indigent health care. This tax rate may not exceed .5% and the combined levy of the indigent health care surtax and the infrastructure surtax described above may not exceed 1%. Furthermore, charter counties which adopted a charter prior to June 1, 1976, and each county with a consolidated county/municipal government, may (by referendum) assess up to a 1% discretionary sales surtax within their county. Proceeds from this tax are earmarked for the development, construction, maintenance and operation of a fixed guideway rapid transit system or may be remitted to an expressway or transportation authority for use on country roads and bridges, for a bus system, or to service bonds financing roads and bridges. The two taxes, sales and use, stand as complements to each other, and taken together provide a uniform tax upon either the sale at retail or the use of all tangible personal property irrespective of where it may have been purchased. This tax also includes a levy on the following: (i) rentals of tangible personal property, transient lodging and non-residential real property; (ii) admissions to places of amusements, most sports and recreation events;
(iii) utilities, except those used in homes; and (iv) restaurant meals. Exemptions include: groceries; medicines; hospital rooms and meals; fuels used to produce electricity; purchases by religious, charitable and educational nonprofit institutions; most professional, insurance and personal service transactions; apartments used as permanent dwellings; the trade-in value of motor vehicles; and residential utilities.


        All receipts of the sales and use tax, with the exception of the tax on gasoline and special fuels, are credited to either the General Revenue Fund, the Solid Waste Management Trust Fund, or countries and cities. For the State fiscal year which ended June 30, 1995, receipts from this source were $10.672 billion, an increase of 6% from fiscal year 1993-94.


        Motor Fuel Tax. The second largest source of State tax receipts is the tax on motor fuels. Preliminary data show collections from this source in the State fiscal year ended June 30, 1995, were $1.733 billion.
However, these revenues are almost entirely dedicated trust funds for specific purposes and are not included in the State General Revenue Fund.


        State and local taxes on motor fuels (gasoline and special fuel) include several distinct fuel taxes: (i) the State sales tax on motor fuels, levied at 6% of the average retail price per gallon of fuel, not to fall below 6.9 cents per gallon; (ii) the State excise tax of four cents per gallon of motor fuel, proceeds distributed to local governments; (iii) the State Comprehensive Enhanced Transportation System (SCENTS) tax, which is levied at a rate in each county equal to two-thirds of the sum of the county's local option motor fuel taxes; (iv) aviation fuel, which may range from 6.9 cents per gallon to 8 cents of the retail price; and (v) local option motor fuel taxes, which may range between one cent to 12 cents per gallon.


        Alcoholic Beverage Tax. Florida's alcoholic beverage tax is an excise tax on beer, wine, and liquor. This tax is one of the State's major tax sources, with revenues totalling $437.3 million in State fiscal year ended
June 30, 1995. Alcoholic beverage receipts declined from the previous year's total. The revenues collected from this tax are deposited into the State's General Revenue Fund.


        The 1990 Legislature established a surcharge on alcoholic beverages. This cargo is levied on alcoholic beverages sold for consumption on premises. The surcharge is at ten cents per once of liquor, ten cents per four ounces of wine, four cents per twelve ounces of beer. Most of these proceeds are deposited into the General Revenue Fund. In fiscal 1994-95 a total of $97.4 million was collected.


        Corporate Income Tax. The "Florida Income Tax Code" imposes a tax upon the net income of corporations, organizations, associations and other artificial entities for the privilege of conducting business, deriving income or existing within the State. This tax does not apply to natural persons who engage in a trade or business or profession under their own or any fictitious name, whether individually as proprietorships or in partnerships with others, estates of decedents or incompetents, or testamentary trusts.


        The tax is imposed in an amount equal to 5.5% of the taxpayer's net corporate income for the taxable year, less a $5,000 exemption, as defined in such Code. Net income is defined by the Code as that share of a taxpayer's adjusted Federal income for such year which is apportioned to the State of Florida. Apportionment is by weighted factors of sales (50%), property (25%) and payroll (25%). All business income is apportioned and non-business income is allocated to a single jurisdiction, usually the state of commercial domicile.


        All receipts of the corporate income tax are credited to the General Revenue Fund. For the fiscal year ended June 30, 1995, receipts from this source were $1.064 billion, an increase of 1.5% from fiscal year 1993-94.


        Documentary Stamp Tax. Deeds and other documents relating to a realty are taxed at 70 cents per $100 of consideration, while corporate shares, bonds, certificates of indebtedness, promissory notes, wage assignments and retail charge accounts are taxed at 35 cents per $100 of consideration. Documentary stamp tax collections totalled $695 million during fiscal year 1994-95, posting an 11.4% decrease from the previous fiscal year.


        Gross Receipts Tax. Effective July 1, 1992, the tax rate was increased from 2.25% to 2.5% of the gross receipts of electric, natural gas and telecommunications services. All gross receipts utilities collections are credited to the Public Education Capital Outlay and Debt Service Trust Fund. In fiscal year 1994-95, gross receipts utilities tax collections totalled $508.4 million, an increase of 10.4% over the previous fiscal year.


        Intangible Personal Property Tax. This tax is levied on two distinct bases: (i) stocks, bonds, including bonds secured by Florida realty, notes, government leaseholds, interests in limited partnerships registered with the SEC, and other miscellaneous intangible personal property not secured by liens on Florida realty are taxed annually at a rate of 2 mills,
(ii) mortgages and other obligations secured by liens on Florida realty, taxed with a non-recurring 2 mill tax.


        Of the tax proceeds, 33.5% is distributed to the County Revenue Sharing Trust Fund. The remainder is distributed to the General Reserve Fund.


        Fiscal year 1994-95 total intangible personal property tax collections were $818 million, a 2.7% increase over the prior year.


        Severance Taxes. The severance tax includes the taxation of oil, gas and sulfur production and a tax on the severance of primarily phosphate rock and other solid minerals. Total collections from severance taxes totalled $61.2 million during fiscal year 1994-95, down 1.1% from the previous fiscal year.


        Lottery.  The 1987 Legislature created the Department of the
Lottery to operate the State lottery and setting forth the allocation of the revenues. Of the revenues generated by the lottery, 50% is to be returned to the public as prizes; at least 38% is to be deposited in the Educational Enhancement Trust Fund (for public education); and no more than 12% can be spent on the administrative cost of operating the lottery.


        Fiscal year 1994-95 produced ticket sales of $2.19 billion, of which education received approximately $853.2 million.



                               APPENDIX B


        Description of S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

        An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

        The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                AAA

        Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                AA

        Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the category.

Municipal Note Ratings


                                SP-1

        The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                                SP-2

        The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

Commercial Paper Ratings

        The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Municipal Bond Ratings

                                Aaa

        Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                Aa

        Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the AA rating category. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Municipal Note Ratings

        Moody's ratings for State and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

        A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

        Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                             MIG 1/VMIG 1

        This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                             MIG 2/VMIG 2

        This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial Paper Ratings

        The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Municipal Bond Ratings

        The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                 AAA

        Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                  AA

        Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to apply interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

        Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

        Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Short-Term Ratings

                                 F-1+

Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                 F-1

Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                 F-2

Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.



DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS                                                                      JUNE 30, 1995
                                                                                                    PRINCIPAL
TAX EXEMPT INVESTMENTS-100.0%                                                                         AMOUNT           VALUE
                                                                                                      ------          -------
FLORIDA-97.5%
Broward County, Sales Tax Revenue, CP
    3.30%, Series A, 9/12/95 (LOC; Mitsubishi Bank) (a).....................                    $    1,500,000   $  1,500,000
Collier County Housing Finance Authority, Multi-Family Revenue, VRDN
    (River Reach Project) 4% (LOC; Morgan Guaranty Trust Co.) (a,b).........                         1,100,000      1,100,000
Dade County, VRDN:
    IDR, Solid Waste (Montenay-Dade Limited Project):
      4.45%, Series 88A (LOC; Banque Paribas) (a,b).........................                           800,000        800,000
      4.45%, Series A (LOC; Banque Paribas) (a,b)...........................                        11,000,000     11,000,000
    Water and Sewer Systems Revenue
      4.20% (Insured; FGIC and LOC; Industrial Bank of Japan) (a,b).........                         2,000,000      2,000,000
Dade County Industrial Development Authority, IDR, VRDN
    (Kar Printing Florida Project) 4.35% (LOC; ABN-Amro Bank) (a,b).........                         2,275,000      2,275,000
Florida Division Board of Finance Department, General Service Revenue
(Department of Environmental-Preservation 2000) 5% Series D, 7/1/96 (Insured; AMBAC)...              5,000,000      5,066,528
Florida Housing Finance Agency, MFHR, VRDN (Kings Colony Project)
    4.125% (LOC; Bankers Trust) (a,b).......................................                         4,740,000      4,740,000
Florida Municipal Power Agency, Revenue, CP (Pooled Loan Project)
    3.95%, 8/17/95 (LOC; First Union National Bank of North Carolina) (a)...                         4,000,000      4,000,000
City of Gainesville, Utilities System Revenue, CP
    3.30%, Series C, 9/19/95 (Line of Credit: Bank of America and Sunbank)..                         2,000,000      2,000,000
Greater Orlando Aviation Authority, Orlando Airport Facilities Revenue, CP
    4.25%, 7/17/95 (LOC; Morgan Guaranty Trust Co.) (a).....................                         3,312,000      3,312,000
Hillsborough County Industrial Development Authority, PCR, VRDN
    (Tampa Electric Co. Project) 4.10% (Guaranteed by; Tampa Electric Co.) (b)                      11,000,000     11,000,000
Indian Trace Community Development District, VRDN (Basin 1 Water Management)
    4.15%, Series A (Insured; MBIA) (b).....................................                         5,600,000      5,600,000
City of Jacksonville:
    CP 4.10%, Series 94A, 7/19/95 (Liquidity: Credit Suisse, Dresdner Bank,
      Morgan Guaranty Trust Co. and Morgan Guaranty, Delaware)..............                         4,000,000      4,000,000
    IDR, VRDN (University of Florida Health Science Center)
      4.50% (LOC; Barnett Bank) (a,b).......................................                         2,000,000      2,000,000
Jacksonville Electric Authority, Revenue, CP (Saint John's River Power
Project) 3.10%, 8/7/95 (Liquidity; Morgan Guaranty Trust Co.)....................                    1,000,000      1,000,000
Jacksonville Health Facilities Authority, VRDN:
    Health Facilities Revenue (Baptist Health Properties Project)
      4.40% (LOC; Barnett Bank) (a,b).......................................                         6,300,000      6,300,000
    HR (Baptist Medical Center Project) 4.95% (Insured; MBIA and LOC; Sunbank) (a,b)                 4,000,000      4,000,000
Lake County Industrial Development Authority, IDR, VRDN (Novelty Crystal
Project) 4.35% (LOC; ABN-Amro Bank) (a,b)........................................                    1,450,000      1,450,000


DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                           JUNE 30, 1995
                                                                                                     PRINCIPAL
TAX EXEMPT INVESTMENTS (CONTINUED)                                                                     AMOUNT         VALUE
                                                                                                       -------        -------
FLORIDA (CONTINUED)

Lee County Industrial Development Authority, IDR, VRDN (The Christian
    and Missionary Alliance Foundation-Shell Point Village Project)
    3.50% (LOC; Banque Nationale de Paris) (a,b)............................                   $       700,000    $   700,000
Liberty County, IDR, VRDN, Refunding (Timber Energy Resource Project)
    4.10% (LOC; Bank of Montreal) (a,b).....................................                         4,525,000      4,525,000
Martin County, SWDR, VRDN (Florida Power and Light Co. Project)
    4.10% (Guaranteed by; Florida Power and Light Co.) (b)..................                         2,700,000      2,700,000
Martin County Industrial Development Authority, IDR, VRDN
    (Monterey Marine Inc. Project) 4.35% (LOC; ABN-Amro Bank) (a,b).........                         1,400,000      1,400,000
City of Miami, TAN 5%, 9/28/95..............................................                         9,000,000      9,018,924
Orange County School District, RAN 4.50%, Series A, 6/25/96.................                         5,000,000      5,038,861
Palm Beach County School District, TAN 4.75%, 9/13/95.......................                         3,000,000      3,004,731
Pasco County Industrial Development Authority, Revenue, VRDN:
    (Windsor Woods Project) 4.75% (LOC; Kredietbank) (a,b)..................                         3,500,000      3,500,000
    (Woodhaven Partners Limited Project) 4.625% (LOC; Kredietbank) (a,b)....                           700,000        700,000
Pinellas County Health Facilities Authority, Revenue, Refunding, VRDN
    (Pooled Hospital Loan Program) 4.20% (LOC; Chemical Bank) (a,b).........                         4,000,000      4,000,000
Putnam County Development Authority, PCR:
    (Seminole Electric) 4.30%, Series H-4, 9/15/95 (Corp. Guaranty; National
      Rural Utilities Cooperative Finance Corp.)............................                         3,435,000      3,435,000
    (Seminole Electric Coop) 3.40%, Series D, 12/15/95 (Corp. Guaranty;
National Rural Utilities Cooperative Finance Corp.)............................                      9,000,000      9,000,000
Saint Lucie County, PCR, Refunding, CP (Florida Power and Light Co. Project)
    3.70%, Series B, 9/14/95 (Guaranteed by; Florida Power and Light Co.)...                         6,000,000      6,000,000
Sarasota County Public Hospital District, HR, CP (Sarasota Memorial Hospital
Project) 4%, Series A, 8/16/95 (LOC; Sumitomo Bank) (a)..........................                    2,000,000      2,000,000
Sarasota Health Facilities Authority, HR, VRDN (Venice Hospital Project)
    4.25% (LOC; Kredietbank) (a,b)..........................................                         3,800,000      3,800,000
Sunshine State Governmental Financing Commission, Revenue, CP:
    3.10%, 8/7/95 (LOC: Fuji Bank, Mitsui Bank and Sumitomo Bank) (a).......                         2,000,000      2,000,000
    3.90%, 8/8/95 (LOC: Morgan Guaranty Trust Co., National Westminster Bank
and Union Bank of Switzerland) (a)........................................                           2,000,000      2,000,000
    3.95%, 8/15/95 (LOC: Morgan Guaranty Trust Co., National Westminster Bank
and Union Bank of Switzerland) (a)........................................                           7,065,000      7,065,000
    4.15%, Series B, 8/16/95 (LOC: Morgan Guaranty Trust Co., National
Westminster Bank and Union Bank of Switzerland) (a)...............................                   4,000,000      4,000,000
Volusia County Industrial Development Authority, Water and Sewer IDR, VRDN
    (Southern States Utilities Project) 4.25% (LOC; Sun bank) (a,b).........                         2,000,000      2,000,000


DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                       JUNE 30, 1995
                                                                                                     PRINCIPAL
TAX EXEMPT INVESTMENTS (CONTINUED)                                                                     AMOUNT          VALUE
                                                                                                      -------         -------
FLORIDA (CONTINUED)

West Orange Memorial Hospital Tax District, Revenue, CP (Series A-2):
    4.15%, 7/19/95 (LOC; Rabobank Nederland) (a)............................                    $    2,000,000   $  2,000,000
    4.05%, 8/15/95 (LOC; Rabobank Nederland) (a)............................                         2,200,000      2,200,000
    4.15%, 8/15/95 (LOC; Rabobank Nederland) (a)............................                         5,100,000      5,100,000
U.S. RELATED-2.5%
Puerto Rico Industrial Medical and Environmental Pollution Control Facilities
    Financing Authority, Revenue 4%, 9/1/95 (LOC; ABN-Amro Bank) (a)........                         4,000,000      4,000,659
                                                                                                                    ---------
TOTAL INVESTMENTS (cost $162,331,703).......................................                                     $162,331,703
                                                                                                                  ===========



SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      MFHR     Multi-Family Housing Revenue
CP            Commercial Paper                                   PCR      Pollution Control Revenue
FGIC          Financial Guaranty Insurance Company               RAN      Revenue Anticipation Notes
HR            Hospital Revenue                                   SWDR     Solid Waste Disposal Revenue
IDR           Industrial Development Revenue                     TAN      Tax Anticipation Notes
LOC           Letter of Credit                                   VRDN     Variable Rate Demand Notes
MBIA          Municipal Bond Investors Assurance
                  Insurance Corporation


SUMMARY OF COMBINED RATINGS (UNAUDITED)
FITCH (c)              OR          MOODY'S             OR         STANDARD & POOR'S                   PERCENTAGE OF VALUE
-----                              -----                            ---------------                    ----------------
F1+/F1                             VMIG1/MIG1, P1 (d)             SP1+/SP1, A1+/A1 (d)                      96.9%
Not Rated (e)                      Not Rated (e)                  Not Rated (e)                              3.1
                                                                                                            ----
                                                                                                           100.0%
                                                                                                            ====


NOTES TO STATEMENT OF INVESTMENTS:
    (a) Secured by letters of credit. At June 30, 1995, 55.2% of the Fund's net assets are backed by letters of credit issued by domestic banks and foreign banks.
    (b) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (c) Fitch currently provides creditworthiness information for a limited number of investments.
    (d) P1 and A1 are the highest ratings assigned tax-exempt commercial paper by Moody's and Standard & Poor's, respectively.
    (e) Securities which, while not rated by Fitch, Moody's or Standard & Poor's have been determined by the Fund's Board of Trustees to be of comparable quality to those rated securities in which the Fund may invest.

See notes to financial statements.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES                                                        JUNE 30, 1995
ASSETS:
    Investments in securities, at value-Note 1(a)...........................                            $162,331,703
    Cash....................................................................                               2,162,416
    Interest receivable.....................................................                               1,165,742
    Due from The Dreyfus Corporation........................................                                  41,708
    Prepaid expenses........................................................                                  23,718
                                                                                                         -----------
                                                                                                         165,725,287
LIABILITIES;
    Accrued expenses and other liabilities..................................                                 155,661
                                                                                                          ----------
NET ASSETS  ................................................................                            $165,569,626
                                                                                                         ===========
REPRESENTED BY:
    Paid-in capital.........................................................                            $165,595,515
    Accumulated net realized (loss) on investments..........................                                 (25,889)
                                                                                                         -----------
NET ASSETS at value applicable to 165,595,515 shares outstanding
    (unlimited number of $.001 par value shares of Beneficial Interest
    authorized).............................................................                            $165,569,626
                                                                                                         ===========
NET ASSET VALUE, offering and redemption price per share
    ($165,569,626 / 165,595,515 shares).....................................                                   $1.00
                                                                                                               =====







See notes to financial statements.



DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
STATEMENT OF OPERATIONS                                                                     YEAR ENDED JUNE 30, 1995
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                        $5,906,242
    EXPENSES:
      Management fee-Note 2(a)..............................................                     $   796,211
      Shareholder servicing costs...........................................                         132,106
      Legal fees............................................................                          26,992
      Custodian fees........................................................                          21,677
      Auditing fees.........................................................                          20,820
      Registration fees.....................................................                          19,992
      Trustees' fees and expenses-Note 2(c).................................                          18,853
      Prospectus and shareholders' reports..................................                           5,263
      Miscellaneous.........................................................                          17,067
                                                                                                   ---------
                                                                                                   1,058,981
      Less-reduction in management fee due to
          undertakings-Note 2(a)............................................                         726,667
                                                                                                    --------
            TOTAL EXPENSES..................................................                                           332,314
                                                                                                                     ---------
INVESTMENT INCOME-NET.......................................................                                         5,573,928
NET REALIZED (LOSS) ON INVESTMENTS-Note 1(b)................................                                           (25,091)
                                                                                                                     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                        $5,548,837
                                                                                                                     =========








See notes to financial statements.



DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                      YEAR ENDED JUNE 30,
                                                                                                      --------------------
                                                                                                         1994*        1995
                                                                                                      --------       --------
OPERATIONS:
    Investment income-net...................................................                    $    1,020,670    $ 5,573,928
    Net realized (loss) on investments for the year.........................                              (798)       (25,091)
                                                                                                     ---------      ---------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................                         1,019,872      5,548,837
                                                                                                     ---------       --------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net...................................................                        (1,020,670)    (5,573,928)
                                                                                                     ---------      ---------
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold...........................................                       214,194,491    408,258,832
    Dividends reinvested....................................................                           888,983      4,673,437
    Cost of shares redeemed.................................................                      (111,000,798)  (351,519,430)
                                                                                                   -----------    -----------
      INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS..........                       104,082,676     61,412,839
                                                                                                   -----------    -----------
          TOTAL INCREASE IN NET ASSETS......................................                       104,081,878     61,387,748
NET ASSETS:
    Beginning of year.......................................................                           100,000    104,181,878
                                                                                                   -----------    -----------
    End of year.............................................................                     $ 104,181,878  $ 165,569,626
                                                                                                   ===========    ===========
* From October 20, 1993 (commencement of operations) to June 30, 1994.






See notes to financial statements.


DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
      Reference is made to page 4 of the Prospectus dated November 1, 1995.



DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. Dreyfus Service Corporation, until August 24, 1994, acted as the distributor of the Fund's shares, which are sold to the public without a sales charge. Dreyfus Service Corporation is a wholly-owned subsidiary of The Dreyfus Corporation ("Manager"). Effective August 24, 1994, the Manager became a direct subsidiary of Mellon Bank, N.A.
    On August 24, 1994, Premier Mutual Fund Services, Inc. (the "Distributor") was engaged as the Fund's distributor. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.
    The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions available of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $2,500 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to June 30, 1995. The carryover does not include net realized securities losses from November 1, 1994 through June 30, 1995 which are treated, for Federal income tax purposes, as arising in fiscal 1996. If not applied, the carryover expires in fiscal 2003.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    At June 30, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the average daily value of the Fund's net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund for any full fiscal year. However, the Manager had undertaken from July 1, 1994 through October 4, 1994, to reimburse all fees and expenses of the Fund, and thereafter, had undertaken through July 19, 1995, to reduce the management fee paid by the Fund to the extent that the Fund's aggregate expenses (excluding certain expenses as described above) exceeded specified annual percentages of the Fund's average daily net assets. The Manager has currently undertaken from July 20, 1995 through September 30, 1995, or until such time as the net assets of the Fund exceed $500 million, regardless of whether they remain at that level, to waive receipt of the management fee paid by the Fund in excess of an annual rate of .15 of 1% of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertakings, amounted to $726,667 for the year ended June 30, 1995.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the year ended June 30, 1995, the Fund was charged an aggregate of $75,000 pursuant to the Shareholder Services Plan.
    (C) Prior to August 24, 1994, certain officers and trustees of the Fund were "affiliated persons," as defined in the Act, of the Manager and/or Dreyfus Service Corporation. Each trustee who is not an "affiliated person" receives an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
    We have audited the accompanying statement of assets and liabilities of Dreyfus Florida Municipal Money Market Fund, including the statement of investments, as of June 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Florida Municipal Money Market Fund at June 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.
[Ernst and Young LLP signature logo]


New York, New York
August 4, 1995


IMPORTANT TAX INFORMATION (UNAUDITED)
    In accordance with Federal tax law, the Fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 1995 as "exempt-interest dividends" (not subject to regular Federal income tax and, for individuals who are Florida residents, not subject to taxation by Florida).





                  DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND


                           PART C. OTHER INFORMATION
                           _________________________


Item 24.   Financial Statements and Exhibits. - List
_______    _________________________________________

     (a)   Financial Statements:

                Included in Part A of the Registration Statement

                Condensed Financial Information for the period from October 20, 1993 (commencement of operations) to June 30, 1994 and for the one year in the period ended June 30, 1995.

                Included in Part B of the Registration Statement:

                     Statement of Investments-- June 30, 1995.


                     Statement of Assets and Liabilities-- June 30, 1995.


                     Statement of Operations--year ended June 30, 1995.


                     Statement of Changes in Net Assets--for each of the years ended June 30, 1994 and June 30, 1995.

                     Notes to Financial Statements

                     Report of Ernst & Young LLP, Independent Auditors, dated August 4, 1995.






All Schedules and other financial statement information, for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission, are either omitted because they are not required under the related instructions, they are inapplicable, or the required information is presented in the financial statements or notes thereto which are included in Part B of the Registration Statement.


Item 24.   Financial Statements and Exhibits. - List (continued)
_______    _____________________________________________________

  (b)      Exhibits:


  (1) Registrant's Declaration of Trust are incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 12, 1993.


  (2) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 12, 1993.


  (5)      Management Agreement.


  (6)      Distribution Agreement.


  (8)(a) Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 12, 1993.


  (8)(b) Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 12, 1993.


  (9)      Shareholder Services Plan.


  (10) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 12, 1993.


  (11)     Consent of Independent Auditors.


  (16)     Schedules of Computation of Performance Data.



Item 24.   Financial Statements and Exhibits. - List (continued)
_______    _____________________________________________________

           Other Exhibits
           ______________

                (a)  Powers of Attorney of the Directors and officers.

                (b)  Certificate of Secretary.


Item 25.   Persons Controlled by or under Common Control with Registrant.
_______    ______________________________________________________________

           Not Applicable

Item 26.   Number of Holders of Securities.
_______    ________________________________

            (1)                              (2)

                                                Number of Record
         Title of Class                  Holders as of October 2, 1995
         ______________                  _____________________________

         Beneficial Interest
         (Par value $.001)                   2,089

Item 27.    Indemnification
_______     _______________

         The Statement as to the general effect of any contract, arrangements or statute under which a trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any trustee, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 27 of Part II of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 12, 1993.


         Reference is also made to the Distribution Agreement attached as Exhibit (6) hereto.

Item 28.    Business and Other Connections of Investment Adviser.
_______     ____________________________________________________

            The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

Item 28.  Business and Other Connections of Investment Adviser (continued)
________  ________________________________________________________________

          Officers and Directors of Investment Adviser
          ____________________________________________


Name and Position
with Dreyfus                  Other Businesses
_________________             ________________

MANDELL L. BERMAN             Real estate consultant and private investor
Director                           29100 Northwestern Highway, Suite 370
                                   Southfield, Michigan 48034;
                              Past Chairman of the Board of Trustees of Skillman Foundation.
                              Member of The Board of Vintners Intl.

FRANK V. CAHOUET              Chairman of the Board, President and
Director                      Chief Executive Officer:
                                   Mellon Bank Corporation
                                   One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258;
                                   Mellon Bank, N.A.
                                   One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258
                              Director:
                                   Avery Dennison Corporation
                                   150 North Orange Grove Boulevard
                                   Pasadena, California 91103;
                                   Saint-Gobain Corporation
                                   750 East Swedesford Road
                                   Valley Forge, Pennsylvania 19482;
                                   Teledyne, Inc.
                                   1901 Avenue of the Stars
                                   Los Angeles, California 90067

ALVIN E. FRIEDMAN             Senior Adviser to Dillon, Read & Co. Inc.
Director                           535 Madison Avenue
                                   New York, New York 10022;
                                   Director and member of the Executive
                                   Committee of Avnet, Inc.**

LAWRENCE M. GREENE            Director:
Director                           Dreyfus America Fund

JULIAN M. SMERLING            None
Director

DAVID B. TRUMAN               Educational consultant;
Director                      Past President of the Russell Sage Foundation
                                   230 Park Avenue
                                   New York, New York 10017;
                              Past President of Mount Holyoke College
                                   South Hadley, Massachusetts 01075;


DAVID B. TRUMAN               Former Director:
(cont'd) Student Loan Marketing Association 1055 Thomas Jefferson Street, N.W. Washington, D.C. 20006;
                              Former Trustee:
                                   College Retirement Equities Fund
                                   730 Third Avenue
                                   New York, New York 10017

HOWARD STEIN                  Chairman of the Board:
Chairman of the Board and          Dreyfus Acquisition Corporation*;
Chief Executive Officer            The Dreyfus Consumer Credit Corporation*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Service Corporation*;
                              Chairman of the Board and Chief Executive
                              Officer:
                                   Major Trading Corporation*;
                              Director:
                                   Avnet, Inc.**;
                                   Dreyfus America Fund++++;
                                   The Dreyfus Fund International
                                   Limited+++++;
                                   World Balanced Fund+++;
                                   Dreyfus Partnership Management,
                                        Inc.*;
                                   Dreyfus Personal Management, Inc.*;
                                   Dreyfus Precious Metals, Inc.*;
                                   Dreyfus Service Organization, Inc.***;
                                   Seven Six Seven Agency, Inc.*;
                              Trustee:
                                   Corporate Property Investors
                                   New York, New York

W. KEITH SMITH                Chairman and Chief Executive Officer:
Vice Chairman of the Board         The Boston Company
                                   One Boston Place
                                   Boston, Massachusetts 02108
                              Vice Chairman of the Board:
                                   Mellon Bank Corporation
                                   One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258;
                                   Mellon Bank, N.A.
                                   One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258
                              Director:
                                   Dentsply International, Inc.
                                   570 West College Avenue
                                   York, Pennsylvania 17405

ROBERT E. RILEY               Director:
President, Chief                   Dreyfus Service Corporation*;
Operating Officer,            Former Executive Vice President:
and a Director                     Prudential Investment Corporation
                                   751 Board Street
                                   Newark, New Jersey 07102

STEPHEN E. CANTER             Former Chairman and Chief Executive Officer:
Vice Chairman and                  Kleinwort Benson Investment Management
Chief Investment Officer,               Americas Inc.*
and a Director                Director:
                                   The Dreyfus Trust Company++

LAWRENCE S. KASH              Chairman, President and Chief
Vice Chairman-Distribution    Executive Officer:
and a Director                     The Boston Company Advisors, Inc.
                                   53 State Street
                                   Exchange Place
                                   Boston, Massachusetts 02109
                              Executive Vice President and Director:
                                   Dreyfus Service Organization, Inc.***;
                              Director:
                                   The Dreyfus Consumer Credit Corporation*;
                                   The Dreyfus Trust Company++;
                                   Dreyfus Service Corporation*;
                              President:
                                   The Boston Company
                                   One Boston Place
                                   Boston, Massachusetts  02108;
                                   Laurel Capital Advisors
                                   One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258;
                                   Boston Group Holdings, Inc.
                              Executive Vice President:
                                   Mellon Bank, N.A.
                                   One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258;
                                   Boston Safe Deposit & Trust
                                   One Boston Place
                                   Boston, Massachusetts 02108

PHILIP L. TOIA                Chairman of the Board and Trust Investment
Vice Chairman-Operations      Officer:
and Administration                 The Dreyfus Trust Company++;
and a Director                Chairman of the Board and Chief Operating
                              Officer:
                                   Major Trading Corporation*;
                              Director:
                                   Dreyfus Precious Metals, Inc.*;
                                   Dreyfus Service Corporation*;
                                   Seven Six Seven Agency, Inc.*;
                              President and Director:
                                   Dreyfus Acquisition Corporation*;
                                   The Dreyfus Consumer Credit Corporation*;
                                   Dreyfus-Lincoln, Inc.*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Personal Management, Inc.*;
                                   Dreyfus Partnership Management, Inc.+;
                                   Dreyfus Service Organization, Inc.***;
                                   The Truepenny Corporation*;

PHILIP L. TOIA                Formerly, Senior Vice President:
(cont'd) The Chase Manhattan Bank, N.A. and The Chase Manhattan Capital Markets Corporation
                                   One Chase Manhattan Plaza
                                   New York, New York 10081

BARBARA E. CASEY              President:
Vice President-                    Dreyfus Retirement Services Division;
Dreyfus Retirement            Executive Vice President:
Services                           Boston Safe Deposit & Trust Co.
                                   One Boston Place
                                   Boston, Massachusetts 02108;
                                   Dreyfus Service Corporation*

DIANE M. COFFEY               None
Vice President-
Corporate Communications

ELIE M. GENADRY               President:
Vice President-                    Institutional Services Division of Dreyfus
Institutional Sales                Service Corporation*;
                                   Broker-Dealer Division of Dreyfus Service
                                   Corporation*;
                                   Group Retirement Plans Division of Dreyfus
                                   Service Corporation;
                              Executive Vice President:
                                   Dreyfus Service Corporation*;
                                   Dreyfus Service Organization, Inc.***;
                              Vice President:
                                   The Dreyfus Trust Company++

HENRY D. GOTTMANN             Executive Vice President:
Vice President-Retail              Dreyfus Service Corporation*;
Sales and Service             Vice President:
                                   Dreyfus Precious Metals, Inc.*

DANIEL C. MACLEAN             Director, Vice President and Secretary:
Vice President and General         Dreyfus Precious Metals, Inc.*;
Counsel                       Director and Vice President:
                                   The Dreyfus Consumer Credit Corporation*;
                              Director and Secretary:
                                   Dreyfus Acquisition Corporation*;
                                   Dreyfus Partnership Management, Inc.*;
                                   Major Trading Corporation*;
                                   The Truepenny Corporation+;
                              Director, Vice President and Treasurer:
                                   Lion Management, Inc.*;
                              Director:
                                   The Dreyfus Trust Company++;
                              Secretary:
                                   Dreyfus Service Corporation*;
                                   Dreyfus Service Organization, Inc.***;
                                   Seven Six Seven Agency, Inc.*

JEFFREY N. NACHMAN            None
Vice President-Mutual Fund
Accounting

WILLIAM F. GLAVIN, JR.        Executive Vice President:
Vice President-Corporate           Dreyfus Service Corporation*;
Development                   Senior Vice President:
                                   The Boston Company Advisors, Inc.
                                   53 State Street
                                   Exchange Place
                                   Boston, Massachusetts 02109

KATHERINE C. WICKHAM          Formerly, Assistant Commissioner:
Vice President-               Department of Parks and Recreation of the
Human Resources                    City of New York
                                   830 Fifth Avenue
                                   New York, New York 10022

MARK N. JACOBS                Vice President, Secretary and Director:
Vice President-                    Lion Management, Inc.*;
Legal and Secretary           Secretary:
                                   The Dreyfus Consumer Credit Corporation*;
                                   Dreyfus Management, Inc.*;
                              Assistant Secretary:
                                   Dreyfus Service Organization, Inc.***;
                                   Major Trading Corporation*;
                                   The Truepenny Corporation*

ANDREW S. WASSER              Vice President:
Vice President-Information         Mellon Bank Corporation
Services                           One Mellon Bank Center
                                   Pittsburgh, Pennsylvania 15258

MAURICE BENDRIHEM             Treasurer:
Controller                         Dreyfus Partnership Management, Inc.*;
                                   Dreyfus Precious Metals, Inc.*;
                                   Dreyfus Service Organization, Inc.***;
                                   Seven Six Seven Agency, Inc.*;
                                   The Truepenny Corporation*;
                              Controller:
                                   Dreyfus Acquisition Corporation*;
                                   Dreyfus Service Corporation*;
                                   The Dreyfus Trust Company++;
                                   The Dreyfus Consumer Credit Corporation*;
                              Formerly, Vice President-Financial Planning,
                              Administration and Tax:
                                   Showtime/The Movie Channel, Inc.
                                   1633 Broadway
                                   New York, New York 10019

ELVIRA OSLAPAS                Assistant Secretary:
Assistant Secretary                Dreyfus Service Corporation*;
                                   Dreyfus Management, Inc.*;
                                   Dreyfus Acquisition Corporation, Inc.*;
                                   The Truepenny Corporation+


______________________________________

* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 80 Cutter Mill Road, Great Neck, New York 11021.
*** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
+++ The address of the business so indicated is One Rockefeller Plaza, New York, New York 10020.
++++    The address of the business so indicated is 2 Boulevard Royal,
        Luxembourg.
+++++   The address of the business so indicated is Nassau, Bahama Islands.


Item 29.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

           1)  Comstock Partners Strategy Fund, Inc.
           2)  Dreyfus A Bonds Plus, Inc.
           3)  Dreyfus Appreciation Fund, Inc.
           4)  Dreyfus Asset Allocation Fund, Inc.
           5)  Dreyfus Balanced Fund, Inc.
           6)  Dreyfus BASIC Money Market Fund, Inc.
           7)  Dreyfus BASIC Municipal Fund, Inc.
           8)  Dreyfus BASIC U.S. Government Money Market Fund
           9)  Dreyfus California Intermediate Municipal Bond Fund
          10)  Dreyfus California Tax Exempt Bond Fund, Inc.
          11)  Dreyfus California Tax Exempt Money Market Fund
          12)  Dreyfus Capital Value Fund, Inc.
          13)  Dreyfus Cash Management
          14)  Dreyfus Cash Management Plus, Inc.
          15)  Dreyfus Connecticut Intermediate Municipal Bond Fund
          16)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
          17)  Dreyfus Edison Electric Index Fund, Inc.
          18)  Dreyfus Florida Intermediate Municipal Bond Fund
          19)  Dreyfus Florida Municipal Money Market Fund
          20)  Dreyfus Growth and Value Funds, Inc.
          21)  The Dreyfus Fund Incorporated
          22)  Dreyfus Global Bond Fund, Inc.
          23)  Dreyfus Global Growth, L.P. (A Strategic Fund)
          24)  Dreyfus GNMA Fund, Inc.
          25)  Dreyfus Government Cash Management
          26)  Dreyfus Growth and Income Fund, Inc.
          27)  Dreyfus Growth Opportunity Fund, Inc.
          28)  Dreyfus Institutional Money Market Fund
          29)  Dreyfus Institutional Short Term Treasury Fund
          30)  Dreyfus Insured Municipal Bond Fund, Inc.
          31)  Dreyfus Intermediate Municipal Bond Fund, Inc.
          32)  Dreyfus International Equity Fund, Inc.
          33)  Dreyfus Investors GNMA Fund
          34)  The Dreyfus/Laurel Funds, Inc.
          35)  The Dreyfus/Laurel Funds Trust
          36)  The Dreyfus/Laurel Tax-Free Municipal Funds
          37)  The Dreyfus/Laurel Investment Series
          38)  Dreyfus Life and Annuity Index Fund, Inc.
          39)  Dreyfus LifeTime Portfolios, Inc.
          40)  Dreyfus Liquid Assets, Inc.
          41)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
          42)  Dreyfus Massachusetts Municipal Money Market Fund
          43)  Dreyfus Massachusetts Tax Exempt Bond Fund
          44)  Dreyfus Michigan Municipal Money Market Fund, Inc.
          45)  Dreyfus Money Market Instruments, Inc.
          46)  Dreyfus Municipal Bond Fund, Inc.
          47)  Dreyfus Municipal Cash Management Plus
          48)  Dreyfus Municipal Money Market Fund, Inc.
          49)  Dreyfus New Jersey Intermediate Municipal Bond Fund
          50)  Dreyfus New Jersey Municipal Bond Fund, Inc.
          51)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
          52)  Dreyfus New Leaders Fund, Inc.
          53)  Dreyfus New York Insured Tax Exempt Bond Fund
          54)  Dreyfus New York Municipal Cash Management
          55)  Dreyfus New York Tax Exempt Bond Fund, Inc.
          56)  Dreyfus New York Tax Exempt Intermediate Bond Fund
          57)  Dreyfus New York Tax Exempt Money Market Fund
          58)  Dreyfus Ohio Municipal Money Market Fund, Inc.
          59)  Dreyfus 100% U.S. Treasury Intermediate Term Fund
          60)  Dreyfus 100% U.S. Treasury Long Term Fund
          61)  Dreyfus 100% U.S. Treasury Money Market Fund
          62)  Dreyfus 100% U.S. Treasury Short Term Fund
          63)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
          64)  Dreyfus Pennsylvania Municipal Money Market Fund
          65)  Dreyfus Short-Intermediate Government Fund
          66)  Dreyfus Short-Intermediate Municipal Bond Fund
          67)  Dreyfus Short-Term Income Fund, Inc.
          68)  The Dreyfus Socially Responsible Growth Fund, Inc.
          69)  Dreyfus Strategic Growth, L.P.
          70)  Dreyfus Strategic Income
          71)  Dreyfus Strategic Investing
          72)  Dreyfus Tax Exempt Cash Management
          73)  The Dreyfus Third Century Fund, Inc.
          74)  Dreyfus Treasury Cash Management
          75)  Dreyfus Treasury Prime Cash Management
          76)  Dreyfus Variable Investment Fund
          77)  Dreyfus-Wilshire Target Funds, Inc.
          78)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
          79)  General California Municipal Bond Fund, Inc.
          80)  General California Municipal Money Market Fund
          81)  General Government Securities Money Market Fund, Inc.
          82)  General Money Market Fund, Inc.
          83)  General Municipal Bond Fund, Inc.
          84)  General Municipal Money Market Fund, Inc.
          85)  General New York Municipal Bond Fund, Inc.
          86)  General New York Municipal Money Market Fund
          87)  Pacifica Funds Trust -
                    Pacifica Prime Money Market Fund
                    Pacifica Treasury Money Market Fund
          88)  Peoples Index Fund, Inc.
          89)  Peoples S&P MidCap Index Fund, Inc.
          90)  Premier Insured Municipal Bond Fund
          91)  Premier California Municipal Bond Fund
          92)  Premier Capital Growth Fund, Inc.
          93)  Premier Global Investing, Inc.
          94)  Premier GNMA Fund
          95)  Premier Growth Fund, Inc.
          96)  Premier Municipal Bond Fund
          97)  Premier New York Municipal Bond Fund
          98)  Premier State Municipal Bond Fund


(b)
                                                             Positions and
Name and principal        Positions and offices with         offices with
business address          the Distributor                    Registrant
__________________        ___________________________        _____________

Marie E. Connolly+        Director, President, Chief         President and
                          Operating Officer and Compliance   Treasurer
                          Officer

Joseph F. Tower, III+     Senior Vice President, Treasurer   Assistant
                          and Chief Financial Officer        Treasurer

John E. Pelletier+        Senior Vice President, General     Vice President
                          Counsel, Secretary and Clerk       and Secretary

Elizabeth Bachman++       None                               Vice President
                                                             and Assistant
                                                             Secretary

Frederick C. Dey++        Senior Vice President              Vice President
                                                             and Assistant
                                                             Treasurer

Eric B. Fischman++        Vice President and Associate       Vice President
                          General Counsel                    and Assistant
                                                             Secretary

Lynn H. Johnson+          Vice President                     None

Ruth D. Leibert++         Assistant Vice President           Assistant
                                                             Secretary

Paul Prescott+            Assistant Vice President           None

Leslie M. Gaynor+         Assistant Treasurer                None

Mary Nelson+              Assistant Treasurer                None

John J. Pyburn++          Assistant Treasurer                Assistant
                                                             Treasurer

Jean M. O'Leary+          Assistant Secretary and            None
                          Assistant Clerk

John W. Gomez+            Director                           None

William J. Nutt+          Director                           None




________________________________
 +   Principal business address is One Exchange Place, Boston, Massachusetts
     02109.
++   Principal business address is 200 Park Avenue, New York, New York 10166.
 Item 30.    Location of Accounts and Records
            ________________________________

            1.  The Shareholder Services Group, Inc.,
                a subsidiary of First Data Corporation
                P.O. Box 9671
                Providence, Rhode Island 02940-9671

            2.  The Bank of New York
                90 Washington Street
                New York, New York 10286

            3.  The Dreyfus Corporation
                200 Park Avenue
                New York, New York 10166

Item 31.    Management Services
_______     ___________________

            Not Applicable

Item 32.    Undertakings
________    ____________

            To call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of
            Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.


                                  SIGNATURES
                                ---------------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 31st day of October, 1995.

                    DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

            BY:     /s/MARIE E. CONNOLLY*
                    ___________________________________________
                    MARIE E. CONNOLLY, PRESIDENT

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                      Title                          Date
__________________________       _______________________________     _________

/s/Marie E. Connolly*            President and Treasurer (Principal  10/31/95
______________________________   Executive, Financial and
Marie E. Connolly                Accounting Officer)

/s/Joseph S. DiMartino*          Trustee and Chairman of the Board   10/31/95
______________________________
Joseph S. DiMartino

/s/Gordon J. Davis*              Trustee                             10/31/95
______________________________
Gordon J. Davis

/s/David P. Feldman*             Trustee                             10/31/95
______________________________
David P. Feldman

/s/Lynn Martin*                  Trustee                             10/31/95
______________________________
Lynn Martin

/s/Eugene McCarthy*              Trustee                             10/31/95
______________________________
Eugene McCarthy

/s/Daniel Rose*                  Trustee                             10/31/95
______________________________
Daniel Rose

/s/Sander Vanocur*               Trustee                             10/31/95
______________________________
Sander Vanocur

/s/Anne Wexler*                  Trustee                             10/31/95
______________________________
Anne Wexler

/s/Rex Wilder*                   Trustee                             10/31/95
______________________________
Rex Wilder


*BY:      Eric B. Fischman
          __________________________
          Eric B. Fischman,
          Attorney-in-Fact


                                  EXHIBIT INDEX



     Exhibits

          (5)   Management Agreement

          (6)   Distribution Agreement

          (9)   Shareholder Services Plan

          (11)  Consent of Independent Auditors


     Other Exhibits

          Power of Attorney

          Assistant Secretary's Certificate